united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of Registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Insider Long/Short Fund
Catalyst Hedged Commodity Strategy Fund
Catalyst Hedged Futures Strategy Fund
Catalyst Intelligent Alternative Fund
Catalyst Macro Strategy Fund
Catalyst/Auctos Multi Strategy Fund
Catalyst Exceed Defined Risk Fund
Catalyst/Millburn Hedge Strategy Fund
Catalyst Time Value Trading Fund

December 31, 2016

Mutual Fund Series Trust

December 31, 2016

Dear Fellow Shareholders,

As we close out 2016 and begin a new year, I would like to take this opportunity to review the last six months. Our funds’ fiscal year began on July 1, and for most of the last six months the market was fairly calm, until election day. Since we elected a new President, the U.S. equity markets have been on an upward trend with very few downticks. This change in market sentiment has benefitted some of our funds and hurt others.

Catalyst Insider Long/Short Fund

The Catalyst Insider Long/Short Fund uses public information that is filed with the Securities and Exchange Commission (“SEC”) on corporate insider and large shareholder buying and selling activity for its investment decisions. The Fund generally will take long positions in stocks that are experiencing significant insider buying and take counteracting short positions, primarily through selling stocks short or buying put options, in those companies that are experiencing insider selling or no insider buying. The Fund was approximately flat with the class I share down -0.11% over the first six months of the fiscal year with slightly negative returns at the beginning of the period with positive returns since the election.

Catalyst Hedged Commodity Strategy Fund

The Catalyst Hedged Commodity Fund seeks to achieve its investment objective by buying and selling options and option spreads on commodity futures. Profit is generally captured when sold options are repurchased at a reduced value, or when they expire worthless, allowing retention of the original sales proceeds. Losses can be incurred when the market price of the respective underlying commodity rises above the price of call options sold short or falls below the price of put options sold short. The Fund’s class I share was down -4.12% in the period with gains earlier in the fiscal year and then dropping since the election due primarily to a rapid decline of the price of gold without a corresponding increase in volatility.

Catalyst Hedged Futures Strategy Fund

The Catalyst Hedged Futures Strategy Fund seeks to achieve its investment objective by buying and selling options and option spreads on stock index futures. Profit is generally captured when sold options are repurchased at a reduced value, or when they expire worthless, allowing retention of the original sales proceeds. Losses can be incurred when the market rises above the price of options sold short. The Fund was down in July corresponding with a market rise, then positive for several months leading up to the election as the market was relatively flat or declining. With the market rally since the election the fund incurred losses ending the period up 0.89% for the class I shares. Potential losses in rapidly rising markets with low volatility is the trade-off for the fund’s long-term objective of capital preservation in declining markets.

Catalyst Intelligent Alternative Fund

The Catalyst Intelligent Alternative Fund seeks to achieve its investment objective by investing in other mutual funds, primarily those managed by the fund’s advisor that focus on “alternative” investment strategies. The fund’s performance is derived from the weighted average performance of its underlying funds. For the period, the fund’s class I shares were down -2.48%.

Catalyst Macro Strategy Fund

The Catalyst Macro Strategy Fund offers an actively managed, absolute return strategy that seeks to generate positive returns in any market environment by participating in macroeconomic trends in volatility, equities, currencies, fixed income and commodities. The investment strategy does not rely on predicting the direction of the market or determining which stocks will have the best future performance. Rather, it actively seeks out persistent phenomena, such as those related to poorly structured securities, that potentially allow us to generate positive returns regardless of what happens in the market.

The fund’s performance can be volatile based on market conditions leading to short-term periods of significant positive or negative returns. For the period, the fund’s class I shares were down -18.62%. This was driven by losses in the commodity-related strategies, due to large movements in underlying commodity prices that were not offset by movements in commodity-related equities, and equity options strategies, with the large divergence between low volatility and high volatility stock performance contributing.

Catalyst/Auctos Multi-Strategy Fund

The Catalyst/Auctos Multi-Strategy Fund seeks to achieve its investment objective by entering into both long and short positions in a diversified group of financial and commodity futures contracts. The fund uses several sub-strategies for selecting futures contract investments including relative value, trend following, pattern recognition and calendar spread strategies. For the period, the fund’s class I shares were down -5.57% similarly to the managed futures benchmark.

Catalyst Exceed Defined Risk Fund

The Catalyst Exceed Defined Risk Fund (formerly known as the Catalyst/Lyons Hedged Premium Return Fund) invests in value oriented equities and uses options seeking to hedge downside risk which also reduces the upside potential. For the period, the fund’s class I shares were up 9.12%. The fund benefited from the increase in US equities in the 4th quarter of 2016.

Catalyst/Millburn Hedge Strategy Fund

The Catalyst/Millburn Hedge Strategy Fund seeks to achieve its investment objective by investing in a portfolio comprised of (i) futures contracts, forward contracts and options on futures contracts and (ii) equity exchange traded funds (“ETFs”) and common stocks, designed to capitalize on the non-correlated, long term historical performance of the equities and managed futures asset classes. For the period, the fund’s class I shares were up 2.69%. The positive returns were primarily due to the equity component of the strategy offset by some losses in energy and commodity futures.

Catalyst Time Value Trading Fund

The Catalyst Time Value Trading Fund seeks to achieve its investment objective primarily by writing short-term call and put options on S&P 500 Index futures, and investing in cash and cash equivalents and other high-quality short-term fixed income securities such as U.S. Treasury securities. The fund profits when the written options expire worthless. For the period, the fund’s class I shares were up 4.87% despite generally rising markets and low volatility which are sometimes poor market conditions for the fund’s strategy.

Successful investing requires a long-term outlook focused on objective criteria that create value. No investment strategy will achieve its objective in every market condition in all time frames. We continue to strive to meet our investment objectives over the long term and thank you for your continued support.

Sincerely,

Jerry Szilagyi
President & CEO

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus. To obtain a prospectus or other information about the Fund, please visit www.CatalystMF.com or call 1-866-447-4228. Please read the prospectus carefully before investing.

4200-NLD-3/1/2017

Catalyst Insider Long/Short Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	Since Inception**
Class A	-0.22%	-12.51%	-0.56%	-0.55%**
Class A with load	-5.91%	-17.52%	-2.50%	-1.81%**
Class C	-0.67%	-13.20%	-1.30%	-1.22%**
Class I	-0.11%	-12.34%	N/A	-8.52%***
S&P 500 Total Return Index (a)	7.82%	11.96%	8.87%	13.02%**
IQ Hedge Long/Short Beta Total Return Index(b)	0.79%	1.60%	1.81%	4.52%**

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 4.04% for Class A, 4.79% for Class C and 3.79% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The IQ Hedge Long/Short Beta Total Return Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies. Investors cannot invest directly in an index.

**	Inception date is April 30, 2012, for Class A, Class C and the Benchmark.

***	Inception date is June 6, 2014 for Class I.

Top 10 Holdings by Industry (long only)	% of Net Assets
REITS	15.7%
Retail	12.9%
Banks	10.0%
Software	5.9%
Insurance	5.0%
Miscellaneous Manufacturing	4.3%
Diversified Financial Services	4.1%
Media	3.5%
Healthcare-Services	3.1%
Food	3.0%
Other/Cash & Equivalents	32.5%
100.0%

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Hedged Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the period ended December 31, 2016, compared to its benchmark:

			Annualized
			Since
	6 Months	1 Year Return	Inception**
Class A	-4.30%	5.04%	3.43%
Class A with load	-9.77%	-1.04%	-1.35%
Class C	-4.58%	4.27%	2.74%
Class I	-4.12%	5.34%	3.74%
Bloomberg Commodity Total Return Index(a)	7.82%	11.96%	15.56%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 3.70% for Class A, 4.45% for Class C and 3.45% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM. This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasurey Bills.

**	Inception date is September 30, 2015.

Top Holdings by Investment (long only) ^	% of Net Assets
Short-Term Investments	52.3%
United States Government Securities	19.0%
Private Investment Funds	9.7%
Exchange Traded Fund	7.5%
Other Assets / Liabilities	11.5%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Hedged Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	0.80%	5.81%	7.12%	5.66%	11.53%	15.01%
Class A with load	-5.03%	-0.25%	5.04%	4.43%	10.87%	14.41%
Class C	0.37%	5.07%	6.32%	N/A	N/A	4.22%
Class I	0.89%	6.16%	7.39%	N/A	N/A	5.23%
S&P 500 Total Return Index (a)	7.82%	11.96%	8.87%	14.66%	6.95%	7.52%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.26% for Class A, 3.01% for Class C and 2.01% for Class I shares. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 15, 2005 for Class A (performance prior to August 30, 2013 represents the Fund’s predecessor limited partnership) and the Benchmark and August 30, 2013 for Class C and I.

Top Holdings by Investment type ^	% of Net Assets
US Government Securities	46.2%
Exchange Traded Funds	9.2%
Private Investments	1.8%
Other/Cash & Equivalents	42.8%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Intelligent Alternative Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	-2.65%	-2.55%	-1.17%
Class A with load	-8.25%	-8.16%	-3.56%
Class C	-2.98%	-3.37%	-1.93%
Class I	-2.48%	-2.38%	-1.06%
S&P 500 Total Return Index(a)	7.82%	11.96%	8.62%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 6.76% for Class A, 7.51% for Class C and 6.51% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is July 31, 2014.

Top Holdings by Investment type	% of Net Assets
Alternative Funds	43.9%
Asset Allocation Funds	43.7%
Equity Fund	5.0%
Other/Cash & Equivalents	7.4%
100.0%

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Macro Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized
	6 Month Return	1 Year Return	Since Inception**
Class A	-18.67%	-36.17%	-1.85%
Class A with load	-23.37%	-39.82%	-3.89%
Class C	-19.05%	-36.67%	-2.43%
Class I	-18.62%	-36.14%	-1.62%
S&P 500 Total Return Index(a)	7.82%	11.96%	8.94%
IQ Hedge Composite Beta Index(b)	1.04%	3.56%	1.34%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 2.84% for Class A, 3.59% for Class C and 2.59% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

(b)	The IQ Hedge Composite Beta Index seeks to replicate the risk-adjusted return characteristics of the collective hedge funds using various hedge fund investment styles, including long/short equity global macro, market neutral, event driven, fixed income arbitrage and emerging markets. Investors cannot invest directly in an Index.

**	Inception date is March 11, 2014.

Top Holdings by Investment Type (long only) ^	% of Net Assets
United States Government Securities	23.9%
Corporate Bonds	6.1%
Short Term Investments	43.9%
Other/Cash & Equivalents	26.1%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Auctos Multi-Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	Since Inception**
Class A	-5.67%	-1.68%	N/A	N/A	-4.31%***
Class A with load	-11.12%	-7.35%	N/A	N/A	-8.45%***
Class C	-5.97%	-2.36%	N/A	N/A	-5.15%***
Class I	-5.57%	-1.45%	2.57%	0.75%	4.28%**
BofAML 3 Month Treasury Bill Index (a)	0.18%	0.33%	0.14%	0.12%	0.42%**

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses, including the cost of underlying funds, are 3.37% for Class A, 4.12% for Class C and 3.12% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill,” is an index of short-term U.S. Government securities maturing in 90 days. Investors cannot invest directly in an Index.

**	Inception date is October 31, 2007 for Class I and Benchmarck.

***	Inception date is August 13, 2015 for Class A and Class C.

The Fund is the successor to the Auctos Global Diversified Fund, LLC (the “Predecessor Fund”), effective August 14, 2015, all of its outstanding shares were transferred into the Class I Shares of the Auctos Multi Strategy Fund. The Predecessor Fund has substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on August 13, 2015. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”)

Holdings by Investment Type ^	% of Net Assets
Other/Cash & Equivalents	100.0%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst Exceed Defined Risk Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

				Annualized
			Annualized	Since
	6 Months	1 Year Return	3 Year Return	Inception**
Class A	9.17%	1.33%	3.29%	3.29%
Class A with load	2.92%	-4.48%	1.27%	1.27%
Class C	8.53%	0.34%	2.41%	2.41%
Class I	9.12%	1.32%	N/A	1.41%
S&P 500 Total Return Index(a)	7.82%	11.96%	8.87%	8.87%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 2.86% for Class A, 3.61% for Class C and 2.61% for Class I shares . Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is December 31, 2013 for Class A, Class C and the Benchmark, and June 6, 2014 for Class I.

Top Holdings by Investment (long only) ^	% of Net Assets
United States Government Securities	63.0%
Short-Term Investments	11.6%
Other/Cash & Equivalents	25.4%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

Catalyst/Millburn Hedge Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized	Annualized
	6 Month Return	1 Year Return	3 Year Return	5 Year Return	10 Year Return	Since Inception**
Class A	2.56%	17.76%	N/A	N/A	N/A	16.77%***
Class A with load	-3.34%	11.01%	N/A	N/A	N/A	10.09%***
Class C	2.19%	16.85%	N/A	N/A	N/A	15.87%***
Class I	2.69%	17.99%	13.57%	10.04%	8.63%	11.39%***
BofA Merrill Lynch 3 Month Treasury Bill(a)	0.18%	0.33%	0.14%	0.12%	0.80%	0.34%
Credit Suisse Managed Futures Hedge Fund Index (b)	-8.88%	-7.03%	2.92%	0.62%	2.65%	4.74%
S&P 500 Total Return Index(c)	7.82%	11.96%	8.87%	14.66%	6.95%	11.21%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 2.35% for Class A, 3.10% for Class C and 2.10% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index “BofAML 3-Month T-Bill”, is an index of short-term U.S. Government securities maturing in 90 days.

(b)	Credit Suisse Managed Futures Hedge Fund Index is designed to broadly represent the performance of Managed Futures hedge funds in the Credit Suisse database representing at least 85% of total Managed Futures hedge fund assets under management. Investors cannot invest directly in an Index.

(c)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an Index.

**	Inception date is December 28, 2015 for A & C shares and January 1, 1997 for I shares

***	Represents return based on unadjusted NAV.

Top Holdings by Investment Type ^	% of Net Assets
Exchange Traded Funds	54.7%
United States Government Securities	28.0%
Other/Cash & Equivalents	17.3%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of Investments for a more detailed breakdown of the Fund’s assets.

Catalyst Time Value Trading Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for each of the periods ended December 31, 2016, compared to its benchmark:

			Annualized
			Since
	6 Months	1 Year Return	Inception**
Class A	4.62%	1.15%	-3.06%
Class A with load	-1.37%	-4.69%	-5.70%
Class C	4.30%	0.39%	-3.85%
Class I	4.87%	1.40%	-2.85%
S&P 500 Total Return Index(a)	7.82%	11.96%	6.89%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. As disclosed in the Trust’s latest registration statement, the Fund’s total annual operating expenses are 2.74% for Class A, 3.49% for Class C and 2.49% for Class I shares. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The “S&P 500 Total Return Index,” a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

**	Inception date is November 7, 2014.

Top Holdings by Investment (long only) ^	% of Net Assets
Short-Term Investments	6.0%
Other Assets / Liabilities	94.0%
100.0%

^ Does not include derivatives in which the Fund invests.

Please refer to the Portfolio of investments for a more detailed breakdown of the Fund’s assets.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	COMMON STOCK - 97.6%
	AEROSPACE/DEFENSE - 0.9%
180	TransDigm Group, Inc. +	$44,813

	AGRICULTURE - 2.2%
1,595	Altria Group, Inc. +	107,854

	AIRLINES - 0.9%
900	Delta Air Lines, Inc. +	44,271

	BANKS - 10.0%
1,000	Bank of New York Mellon Corp. +	47,380
850	Chemical Financial Corp. +	46,058
1,280	Citizens Financial Group, Inc. +	45,606
1,200	First Financial Corp. +	63,360
1,250	JPMorgan Chase & Co. +	107,863
1,680	Southside Bancshares, Inc. +	63,286
1,100	SunTrust Banks, Inc. +	60,335
3,200	TCF Financial Corp. +	62,688
		496,576
	BEVERAGES - 2.1%
1,170	Dr Pepper Snapple Group, Inc. +	106,084

	CHEMICALS - 2.1%
715	Air Products & Chemicals, Inc. +	102,831

	COMMERCIAL SERVICES - 2.1%
3,200	HMS Holdings Corp. * +	58,112
510	ManpowerGroup, Inc. +	45,324
		103,436
	COMPUTERS - 0.9%
1,900	Genpact Ltd. * +	46,246

	DISTRIBUTION/WHOLESALE - 1.2%
565	Pool Corp. +	58,952

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
615	American Express Co. +	45,559
5,675	Ally Financial, Inc. +	107,939
215	Credit Acceptance Corp. * +	46,765
		200,263
	ELECTRIC - 1.3%
1,650	Alliant Energy Corp +	62,519

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
845	Advanced Energy Industries, Inc. * +	46,264

	ENTERTAINMENT - 2.5%
950	Cedar Fair LP +	60,990
1,700	International Speedway Corp. +	62,560
		123,550

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	FOOD - 3.0%
1,040	Mondelez International, Inc. +	$46,103
1,890	Sysco Corp. +	104,649
		150,752
	HAND/MACHINE TOOLS - 2.1%
920	Stanley Black & Decker, Inc. +	105,515

	HEALTHCARE-PRODUCTS - 2.8%
1,035	Baxter International, Inc. +	45,892
390	IDEXX Laboratories, Inc. * +	45,735
320	Thermo Fisher Scientific, Inc. +	45,152
		136,779
	HEALTHCARE-SERVICES - 3.1%
370	Aetna, Inc. +	45,884
1,450	HCA Holdings, Inc. * +	107,329
		153,213
	HOME FURNISHINGS - 1.2%
1,650	Ethan Allen Interiors, Inc. +	60,803

	INSURANCE - 5.0%
900	Aflac, Inc. +	62,640
880	Allied World Assurance Co. Holdings AG +	47,265
780	Principal Financial Group, Inc. +	45,131
2,910	OneBeacon Insurance Group Ltd. +	46,705
340	RenaissanceRe Holdings Ltd. +	46,315
		248,056
	INTERNET - 1.2%
2,550	NIC, Inc. +	60,945

	MEDIA - 3.5%
1,170	Time Warner, Inc. +	112,940
580	Walt Disney Co. +	60,448
		173,388
	MISCELLANEOUS MANUFACTURING - 4.3%
255	3M Co. +	45,535
850	Crane Co. +	61,302
1,385	Donaldson Co., Inc. +	58,281
1,430	General Electric Co. +	45,188
		210,306
	PACKAGING & CONTAINERS - 1.3%
755	Packaging Corp of America +	64,039

	PIPELINES - 1.3%
950	Buckeye Partners LP +	62,852

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	COMMON STOCK - 97.6% (Continued)
	REITS - 15.7%
2,120	Blackstone Mortgage Trust, Inc. +	$63,748
350	Boston Properties, Inc. +	44,023
4,200	Brandywine Realty Trust +	69,342
5,500	CBL & Associates Properties, Inc. +	63,250
2,250	Chesapeake Lodging Trust +	58,185
4,050	DDR Corp. +	61,843
2,320	Duke Realty Corp. +	61,619
2,350	Kimco Realty Corp. +	59,126
8,200	MFA Financial, Inc. +	62,566
480	Public Storage +	107,280
2,350	Rayonier, Inc. +	62,510
4,200	Retail Properties of America, Inc. +	64,386
		777,878
	RETAIL - 12.9%
1,455	Darden Restaurants, Inc. +	105,808
755	Home Depot, Inc. +	103,912
1,490	Lowe’s Cos, Inc. +	105,969
490	MSC Industrial Direct Co., Inc. +	45,271
535	McDonald’s Corp. +	65,120
160	O’Reilly Automotive, Inc. * +	44,546
3,150	Ruth’s Hospitality Group, Inc. +	57,645
175	Ulta Salon Cosmetics & Fragrance, Inc. * +	44,613
910	Wal-Mart Stores, Inc. +	62,899
		635,783
	SAVINGS & LOANS - 0.9%
2,800	Capitol Federal Financial, Inc. +	46,088

	SEMICONDUCTORS - 0.9%
685	QUALCOMM, Inc. +	44,662

	SOFTWARE - 5.9%
480	ANSYS, Inc. * +	44,395
725	Broadridge Financial Solutions, Inc. +	48,067
500	Citrix Systems, Inc. * +	44,655
775	Ebix, Inc. +	44,214
1,025	Fiserv, Inc. * +	108,937
		290,268
	TELECOMMUNICATIONS - 1.3%
1,165	Verizon Communications, Inc. +	62,188

	TOTAL COMMON STOCK (Cost - $4,484,214)	4,827,174

	SHORT-TERM INVESTMENTS - 4.9%
241,290	Fidelity Investments Money Market Funds - Government Portfolio, 0.43% ** +	241,290
	TOTAL SHORT-TERM INVESTMENTS (Cost - $241,290)	241,290

	TOTAL INVESTMENTS - 102.5% (Cost - $4,725,504) (a)	$5,068,464
	LIABILITIES LESS OTHER ASSETS - (2.5)%	(122,146)
	NET ASSETS - 100.0%	$4,946,318

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	SECURITIES SOLD SHORT - (17.4)% *
	COMMON STOCK - (17.4)%
	AEROSPACE & DEFENSE - (0.5)%
875	Aerovironment, Inc.	$23,476

	APPAREL - (0.3)%
530	Under Armour, Inc.	15,396

	AUTO MANUFACTURERS - (0.4)%
100	Tesla Motors, Inc.	21,369

	AUTO PARTS & EQUIPMENT - (0.5)%
670	Gentherm, Inc.	22,680

	BIOTECHNOLOGY - (2.0)%
660	Alder Biopharmaceuticals, Inc.	13,728
600	Dermira, Inc.	18,198
135	Intercept Pharmaceuticals, Inc.	14,668
370	Kite Pharma, Inc.	16,591
345	Prothena Corp PLC	16,971
335	Spark Therapeutics, Inc.	16,716
		96,872
	BUILDING MATERIALS - (0.4)%
1,820	Builders FirstSource, Inc.	19,966

	COMMERCIAL SERVICES - (0.5)%
1,800	Square, Inc.	24,534

	COMPUTERS - (0.5)%
725	NetScout Systems Inc	22,838

	ENERGY-ALTERNATIVE SERVICES - (0.5)%
2,800	Pacific Ethanol, Inc.	26,600

	HOME BUILDERS - (0.4)%
610	CalAtlantic Group, Inc.	20,746

	INTERNET - (4.1)%
2,050	Boingo Wireless, Inc.	24,989
1,350	Etsy, Inc.	15,903
170	Expedia, Inc.	19,258
2,300	Global Eagle Entertainment, Inc.	14,858
400	Imperva, Inc.	15,360
720	Q2 Holdings, Inc.	20,772
2,500	Rubicon Project, Inc.	18,550
320	TripAdvisor, Inc.	14,838
560	Wayfair, Inc.	19,628
715	Zendesk, Inc.	15,158
625	Zillow Group, Inc.	22,781
		202,095

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares		Value
	SECURITIES SOLD SHORT - (17.4)% (Continued) *
	COMMON STOCK - (17.4)% (Continued)
	LODGING - (0.5)%
2,650	Caesars Entertainment Corp.	22,525

	OIL & GAS - (2.6)%
2,300	Alon USA Energy, Inc.	26,174
740	Antero Resources Corp.	17,501
490	Carrizo Oil & Gas, Inc.	18,301
1,200	Delek US Holdings, Inc.	28,884
690	Gulfport Energy Corp.	14,932
320	PDC Energy, Inc.	23,226
		129,018
	OIL & GAS SERVICES - (0.5)%
340	SEACOR Holdings, Inc.	24,235

	PHARMACEUTICALS - (1.2)%
375	Agios Pharmaceuticals, Inc.	15,649
250	DexCom, Inc.	14,925
1,350	Revance Therapeutics, Inc.	27,945
		58,519
	REITS - (0.5)%
1,650	Preferred Apartment Communities, Inc.	24,601

	RETAIL - (0.4)%
3,000	TravelCenters of America LLC	21,300

	SOFTWARE - (1.0)%
2,000	Model N, Inc.	17,700
410	Tableau Software, Inc.	17,282
235	Workday, Inc.	15,531
		50,513
	TELECOMMUNICATIONS - (0.6)%
1,200	RigNet, Inc.	27,780

	TOTAL COMMON STOCK (Cost - $865,364)	855,063

	TOTAL SECURITIES SOLD SHORT (Proceeds - $865,364) (a)	$855,063

PLC - Public Limited Company

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for securities sold short.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $3,322,575 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,057,465
Unrealized depreciation:	(166,639)
Net unrealized appreciation:	$890,826

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares			Value
	EXCHANGE TRADED FUND - 7.5%
98,500	Vanguard Short-Term Bond ETF		$7,825,825
	TOTAL EXCHANGE TRADED FUND (Cost $7,908,754)		7,825,825

		Options
Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 7.9% *
	PUT OPTIONS PURCHASED - 6.2%
400	Corn Future, Maturing March 2017 +	2/24/2017 - $300.00	5,000
400	Corn Future, Maturing May 2017 +	4/21/2017 - $300.00	20,000
860	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $32.00	8,600
130	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $33.00	1,300
70	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $34.00	700
255	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $32.50	2,550
70	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $33.50	700
450	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $31.00	4,500
310	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $32.00	3,100
470	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $33.00	4,700
270	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $34.00	2,700
830	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $31.50	8,300
400	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $32.50	4,000
625	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $33.50	6,250
260	Crude Oil Future, Maturing April 2017 +	3/16/2017 - $35.50	10,400
120	Crude Oil Future, Maturing April 2017 +	3/16/2017 - $38.50	9,600
130	Crude Oil Future, Maturing May 2017 +	4/17/2017 - $35.00	9,100
130	Crude Oil Future, Maturing May 2017 +	4/17/2017 - $34.50	7,800
260	Crude Oil Future, Maturing May 2017 +	4/17/2017 - $37.50	31,200
130	Gold Future, Maturing March 2017 +	2/23/2017 - $1,060.00	37,700
260	Gold Future, Maturing March 2017 +	2/23/2017 - $1,070.00	96,200
650	Gold Future, Maturing March 2017 +	2/23/2017 - $1,100.00	494,000
90	Gold Future, Maturing March 2017 +	2/23/2017 - $1,115.00	96,300
470	Gold Future, Maturing March 2017 +	2/23/2017 - $1,125.00	634,500
20	Gold Future, Maturing March 2017 +	2/23/2017 - $1,165.00	61,600
250	Gold Future, Maturing March 2017 +	2/23/2017 - $1,170.00	845,000
340	Gold Future, Maturing March 2017 +	2/23/2017 - $1,175.00	1,258,000
210	Gold Future, Maturing March 2017 +	2/23/2017 - $1,180.00	846,300
210	Gold Future, Maturing March 2017 +	2/23/2017 - $1,185.00	919,800
220	Gold Future, Maturing March 2017 +	2/23/2017 - $1,195.00	1,126,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $9,080,850)		6,556,300

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 1.7%
400	Corn Future, Maturing March 2017 +	2/24/2017 - $430.00	$7,500
500	Corn Future, Maturing May 2017 +	4/21/2017 - $430.00	50,000
500	Corn Future, Maturing May 2017 +	4/21/2017 - $440.00	37,500
900	Corn Future, Maturing May 2017 +	4/21/2017 - $450.00	56,250
110	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $55.00	79,200
90	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $66.00	900
70	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $62.50	1,400
780	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $58.00	655,200
290	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $65.00	26,100
450	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $66.00	31,500
230	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $57.50	227,700
90	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $65.50	6,300
130	Crude Oil Future, Maturing April 2017 +	3/16/2017 - $65.00	36,400
640	Crude Oil Future, Maturing April 2017 +	3/16/2017 - $66.00	140,800
130	Crude Oil Future, Maturing April 2017 +	3/16/2017 - $64.50	40,300
260	Crude Oil Future, Maturing May 2017 +	4/17/2017 - $66.00	122,200
260	Crude Oil Future, Maturing May 2017 +	4/17/2017 - $65.50	135,200
130	Crude Oil Future, Maturing May 2017 +	4/17/2017 - $67.50	45,500
5	Gold Future, Maturing February 2017 +	1/26/2017 - $1,375	50
85	Gold Future, Maturing February 2017 +	1/26/2017 - $1,500	850
85	Gold Future, Maturing February 2017 +	1/26/2017 - $1,510	850
530	Gold Future, Maturing February 2017 +	1/26/2017 - $1,525	5,300
140	Gold Future, Maturing February 2017 +	1/26/2017 - $1,530	1,400
140	Gold Future, Maturing February 2017 +	1/26/2017 - $1,540	1,400
70	Gold Future, Maturing February 2017 +	1/26/2017 - $1,570	700
70	Gold Future, Maturing February 2017 +	1/26/2017 - $1,575	700
280	Gold Future, Maturing February 2017 +	1/26/2017 - $1,600	2,800
120	Gold Future, Maturing March 2017 +	2/23/2017 - $1,400	4,800
120	Gold Future, Maturing March 2017 +	2/23/2017 - $1,450	2,400
370	Gold Future, Maturing March 2017 +	2/23/2017 - $1,500	7,400
110	Gold Future, Maturing March 2017 +	2/23/2017 - $1,510	1,100
90	Gold Future, Maturing March 2017 +	2/23/2017 - $1,525	900
90	Gold Future, Maturing March 2017 +	2/23/2017 - $1,530	900
90	Gold Future, Maturing March 2017 +	2/23/2017 - $1,540	900
270	Gold Future, Maturing March 2017 +	2/23/2017 - $1,550	2,700
120	Gold Future, Maturing April 2017 +	3/28/2017 - $1,480	6,000
120	Gold Future, Maturing April 2017 +	3/28/2017 - $1,490	6,000
120	Gold Future, Maturing April 2017 +	3/28/2017 - $1,500	6,000
120	Gold Future, Maturing April 2017 +	3/28/2017 - $1,510	4,800
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,678,179)		1,757,900

	TOTAL OPTIONS PURCHASED (Cost - $11,759,029)		8,314,200

Principal
	UNITED STATES GOVERNMENT SECURITIES - 19.0%
$4,000,000	United States Treasury Notes, 0.750%, 2/28/2018		3,990,936
5,000,000	United States Treasury Notes, 0.750%, 3/31/2018		4,986,425
2,000,000	United States Treasury Notes, 1.000%, 5/31/2018		1,999,609
2,000,000	United States Treasury Notes, 1.000%, 9/15/2018		1,996,133
2,000,000	United States Treasury Notes, 1.250%, 11/30/2018		2,003,086
2,000,000	United States Treasury Notes, 0.750%, 7/15/2019		1,971,250
1,000,000	United States Treasury Notes, 1.625%, 8/31/2019		1,007,031
2,000,000	United States Treasury Notes, 1.000%, 9/30/2019		1,979,336
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $19,984,422)		19,933,806

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares			Value
	PRIVATE INVESTMENT FUNDS - 9.7%
	Prime Meridian Income QP Fund ~#		$10,102,543
	TOTAL PRIVATE INVESTMENT FUND (Cost - $10,000,000)		10,102,543

			Value
	SHORT-TERM INVESTMENTS - 52.3%
41,686,676	Fidelity Institutional Government Portfolio, Class I, 0.31% ** + ^		41,686,676
1,303,204	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.47% ** ++ ^		1,303,204
1,303,211	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.52% ** ++ ^		1,303,211
1,303,211	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.52% ** ++ ^		1,303,211
1,303,217	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.52% ** ++ ^		1,303,217
1,303,194	TCG US Government Advantage Money Market Fund, Institutional Class, 0.52% ** ++ ^		1,303,194
1,303,205	TCG US Government Max Money Market Fund, Institutional Class, 0.52% ** ++ ^		1,303,205
1,303,206	TCG US Government Premier Money Market Fund, Institutional Class, 0.52% ** ++ ^		1,303,206
1,303,180	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.52% ** ++ ^		1,303,180
1,303,245	TCG US Government Select Money Market Fund, Institutional Class, 0.52% ** ++ ^		1,303,245
1,303,232	TCG US Government Ultra Money Market Fund, Institutional Class, 0.52% ** ++ ^		1,303,232
	TOTAL SHORT-TERM INVESTMENTS (Cost - $54,718,781)		54,718,781

	TOTAL INVESTMENTS - 96.4% (Cost - $104,370,986) (b)		$100,895,155
	OPTIONS WRITTEN - (13.5)% (Cost - $18,306,772) (b)		(14,123,500)
	OTHER ASSETS LESS LIABILITIES - 17.1%		17,936,658
	NET ASSETS - 100.0%		$104,708,313

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (13.5)% *
	PUT OPTIONS WRITTEN - (11.8)%
400	Corn Future, Maturing February 2017 +	1/27/2017 - $315.00	$5,000
400	Corn Future, Maturing February 2017 +	1/27/2017 - $320.00	7,500
130	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $43.00	14,300
120	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $45.00	22,800
130	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $42.50	11,700
260	Crude Oil Future, Maturing April 2017 +	3/16/2017 - $43.00	59,800
390	Gold Future, Maturing February 2017 +	1/26/2017 - $1,100.00	113,100
10	Gold Future, Maturing February 2017 +	1/26/2017 - $1,145.00	13,900
220	Gold Future, Maturing February 2017 +	1/26/2017 - $1,150.00	358,600
330	Gold Future, Maturing February 2017 +	1/26/2017 - $1,155.00	620,400
150	Gold Future, Maturing February 2017 +	1/26/2017 - $1,170.00	418,500
90	Gold Future, Maturing February 2017 +	1/26/2017 - $1,180.00	317,700
90	Gold Future, Maturing February 2017 +	1/26/2017 - $1,185.00	352,800
45	Gold Future, Maturing February 2017 +	1/26/2017 - $1,195.00	213,750
300	Gold Future, Maturing February 2017 +	1/26/2017 - $1,210.00	1,827,000
350	Gold Future, Maturing February 2017 +	1/26/2017 - $1,215.00	2,292,500
130	Gold Future, Maturing February 2017 +	1/26/2017 - $1,240.00	1,162,200
350	Gold Future, Maturing February 2017 +	1/26/2017 - $1,245.00	3,300,500
130	Gold Future, Maturing February 2017 +	1/26/2017 - $1,250.00	1,289,600
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $14,938,842)		12,401,650

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (1.7)%
500	Corn Future, Maturing February 2017 +	1/27/2017 - $390.00	$12,500
400	Corn Future, Maturing February 2017 +	1/27/2017 - $400.00	2,500
1,000	Corn Future, Maturing March 2017 +	2/24/2017 - $390.00	75,000
195	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $58.00	27,300
590	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $60.00	35,400
150	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $63.00	3,000
330	Crude Oil Future, Maturing February 2017 +	1/17/2017 - $60.50	1,650
2,840	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $60.00	1,192,800
720	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $62.00	151,200
360	Crude Oil Future, Maturing March 2017 +	2/15/2017 - $61.50	90,000
130	Crude Oil Future, Maturing April 2017 +	2/15/2017 - $62.00	78,000
120	Gold Future, Maturing February 2017 +	1/26/2017 - $1,350.00	2,400
540	Gold Future, Maturing February 2017 +	1/26/2017 - $1,400.00	5,400
90	Gold Future, Maturing February 2017 +	1/26/2017 - $1,405.00	900
90	Gold Future, Maturing February 2017 +	1/26/2017 - $1,410.00	900
90	Gold Future, Maturing February 2017 +	1/26/2017 - $1,425.00	900
120	Gold Future, Maturing March 2017 +	2/23/2017 - $1,375.00	6,000
720	Gold Future, Maturing March 2017 +	2/23/2017 - $1,395.00	28,800
240	Gold Future, Maturing March 2017 +	2/23/2017 - $1,425.00	7,200
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $3,367,930)		1,721,850

	TOTAL OPTIONS WRITTEN (Premiums Received - $18,306,772) (b)		$14,123,500

ETF - Exchange Traded Fund

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited CFC.

++	An affiliate of the Advisor.

^	All or a portion of this investment is segregated as collateral for any derivatives the fund may hold.

~	The value of this security has been determined in good faith under policies of the Board of Trustees.

#	The security is illiquid; total illiquid securities represent 9.7% of net assets.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $88,891,480 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,250,834
Unrealized depreciation:	(5,370,659)
Net unrealized appreciation:	$880,175

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares			Value
	EXCHANGE TRADED FUNDS - 9.2%
4,525,000	Vanguard Short-Term Bond ETF		$359,511,250
	TOTAL EXCHANGE TRADED FUND (Cost - $363,863,360)		359,511,250

		Options
Contracts (a)		Expiration Date - Exercise Price
	PURCHASED OPTIONS - 11.6% *
	CALL OPTIONS PURCHASED - 11.6%
1,000	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,200	12,425,000
1,500	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,205	17,212,500
1,000	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,210	10,550,000
15,000	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,300	10,312,500
2,500	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,200	34,875,000
2,000	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,205	26,050,000
1,000	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,210	12,100,000
5,000	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,280	13,000,000
10,000	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,310	10,000,000
9,000	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,320	6,300,000
3,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,210	43,125,000
3,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,215	40,575,000
2,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,220	25,350,000
2,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,225	23,700,000
2,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,230	22,150,000
1,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,235	10,300,000
2,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,340	1,975,000
1,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,345	862,500
16,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,350	12,200,000
1,000	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,205	16,400,000
3,000	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,215	44,100,000
2,000	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,220	27,700,000
500	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,245	4,950,000
2,500	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,250	22,937,500
5,000	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $1,525	625,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $353,573,800)		449,775,000

	TOTAL PURCHASED OPTIONS (Cost - $353,573,800)		449,775,000

	PRIVATE INVESTMENT FUNDS - 1.8%
	Prime Meridin Income QP Fund, LP ~#		70,483,200
	TOTAL PRIVATE INVESTMENT (Cost - $70,000,000)		70,483,200

Principal
	UNITED STATES GOVERNMENT SECURITIES - 46.2%
$100,000,000	United States Treasury Notes, 0.750%, 10/31/2017		99,923,850
100,000,000	United States Treasury Notes, 0.000%, 05/31/2018		99,980,450
100,000,000	United States Treasury Notes, 1.125%, 06/15/2018		100,119,150
200,000,000	United States Treasury Notes, 1.000%, 09/15/2018		199,613,300
100,000,000	United States Treasury Notes, 1.375%, 11/30/2018		100,375,000
100,000,000	United States Treasury Notes, 1.250%, 12/15/2018		100,125,000
100,000,000	United States Treasury Notes, 1.500%, 12/31/2018		100,597,650
250,000,000	United States Treasury Notes, 1.125%, 01/15/2019		249,555,625
50,000,000	United States Treasury Notes, 1.500%, 01/31/2019		50,279,300
100,000,000	United States Treasury Notes, 1.375%, 02/28/2019		100,294,900
50,000,000	United States Treasury Notes, 1.500%, 02/28/2019		50,281,250
200,000,000	United States Treasury Notes, 0.875%, 04/15/2019		198,230,500
100,000,000	United States Treasury Notes, 0.750%, 07/15/2019		98,562,500
150,000,000	United States Treasury Notes, 1.625%, 08/31/2019		151,054,650
100,000,000	United States Treasury Notes, 1.000%, 09/30/2019		98,966,800
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,806,121,839)		1,797,959,925

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Shares			Value
	SHORT-TERM INVESTMENTS - 35.2%
	MONEY MARKET FUNDS - 35.2%
1,000,000,000	Fidelity Prime Money Market Portfolio, Institutional Class, 0.44% **+		$1,000,000,000
101,946,242	Morgan Stanley Government Money Market Fund - Institutional Shares, .45% **+		101,946,242
26,993,927	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.40% (b) **+		26,993,927
26,994,194	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.41% (b) **+		26,994,194
26,994,069	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.39% (b) **+		26,994,069
26,994,272	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.41% (b) **+		26,994,272
26,993,829	TCG US Government Advantage Money Market Fund, Institutional Class, 0.39% (b) **+		26,993,829
26,993,983	TCG US Government Max Money Market Fund, Institutional Class, 0.39% (b) **+		26,993,983
26,993,893	TCG US Government Premier Money Market Fund, Institutional Class, 0.39% (b) **+		26,993,893
26,993,416	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.66% (b) **+		26,993,416
26,994,746	TCG US Government Select Money Market Fund, Institutional Class, 0.39% (b) **+		26,994,746
26,994,609	TCG US Government Ultra Money Market Fund, Institutional Class, 0.39% (b) **+		26,994,609
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,371,887,180)		1,371,887,180

	TOTAL INVESTMENTS - 104.0% (Cost - $3,965,446,179) (c)		$4,049,616,555
	OTHER ASSETS LESS LIABILITIES - (4.0%)		(155,425,547)
	NET ASSETS - 100.0%		$3,894,191,008

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (14.1)% *
	CALL OPTIONS WRITTEN - (14.1)%
3,000	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,250	$12,750,000
4,500	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,255	16,312,500
3,000	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,260	9,300,000
5,000	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,270	10,875,000
1,000	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,275	1,800,000
4,250	S&P 500 Index Future, Maturing March 2017	01/20/2017 - $2,280	6,375,000
7,500	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,250	42,562,500
6,000	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,255	30,300,000
5,000	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,260	22,250,000
450	S&P 500 Index Future, Maturing March 2017	01/31/2017 - $2,265	1,766,250
9,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,260	60,750,000
9,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,265	54,675,000
6,800	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,270	37,400,000
7,250	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,275	36,068,750
7,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,280	31,325,000
3,000	S&P 500 Index Future, Maturing March 2017	02/17/2017 - $2,285	12,000,000
3,000	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,255	25,500,000
9,000	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,265	64,800,000
6,000	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,270	39,600,000
1,500	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,295	6,150,000
7,500	S&P 500 Index Future, Maturing March 2017	02/28/2017 - $2,300	27,562,500
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $287,732,642)		550,122,500

	TOTAL OPTIONS WRITTEN (Premiums Received - $287,732,642)		$550,122,500

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

~	The value of this security has been determined in good faith under policies of the Board of Trustees.

#	The security is illiquid; total illiquid securities represent 1.8% of net assets.

+	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

(b)	An affiliate of the Advisor.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $3,677,713,537 and offers from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$214,656,064
Unrealized depreciation:	(398,968,671)
Net unrealized appreciation:	$(184,312,607)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST INTELLIGENT ALTERNATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	MUTUAL FUNDS - 92.6%
	ALTERNATIVE FUNDS - 43.9%
41,558	Catalyst Hedged Commodity Strategy Fund , Class I *+	$429,712
13,672	Catalyst Time Value Trading Fund, Class I *+	108,833
30,591	Catalyst/Auctos Managed Futures Multi-Strategy Fund, Class I *+	446,011
		984,556
	ASSET ALLOCATION FUNDS - 43.7%
39,770	Catalyst Hedged Futures Strategy Fund, Class I +	416,398
14,114	Catalyst Macro Strategy Fund, Class I +	114,746
15,588	Catalyst/Millburn Hedge Strategy Fund, Class I *+	447,990
		979,134
	EQUITY FUND - 5.0%
12,117	Catalyst Insider Long/Short Fund, Class I *+	112,807

	TOTAL MUTUAL FUNDS (Cost - $2,194,463)	2,076,497

	SHORT-TERM INVESTMENTS - 3.2%
71,719	Fidelity Institutional Money Market Government Portfolio, Class I, 0.39% **	71,719
	TOTAL SHORT-TERM INVESTMENTS (Cost - $71,719)	71,719

	TOTAL INVESTMENTS - 95.8% (Cost - $2,266,182) (a)	$2,148,216
	OTHER ASSETS LESS LIABILITIES - 4.2%	94,519
	NET ASSETS - 100.0%	$2,242,735

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

+	Affiliated company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,266,182 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$25,908
Unrealized depreciation:	(143,874)
Net unrealized depreciation:	$(117,966)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares				Value
	EXCHANGE TRADED FUNDS - 0.0%
	ASSET ALLOCATION FUNDS - 0.0%
33	ProShares UltraShort Yen *			$2,648
	TOTAL ASSET ALLOCATION FUND (Cost - $2,915)			2,648

	DEBT FUNDS - 0.0%
25	iShares 1-3 Year Treasury Bond ETF			2,111
5	iShares 10-20 Year Treasury Bond ETF			665
	TOTAL DEBT FUNDS (Cost - $2,795)			2,776

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,710)			5,424

	MUTUAL FUNDS - 0.0%
	CLOSED-END FUNDS - 0.0%
89	Morgan Stanley Emerging Markets Debt Fund, Inc.			810
45	Pioneer Diversified High Income Trust			721
	TOTAL MUTUAL FUNDS (Cost - $1,696)			1,531

		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 6.1%
1,475,000	BNP Paribas Arbitrage	0.000^	12/20/2017	1,397,858
370,000	Navios Maritime Holdings, Inc.	8.125	2/15/2019	280,275
	TOTAL CORPORATE BONDS (Cost - $1,631,981)			1,678,133

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 31.6% *
	PUT OPTIONS PURCHASED - 20.6%
2,020	iPATH S&P 500 VIX Short-Term Futures ETN	1/20/2017 - $6		39,390
10	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $10		340
10	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $14		1,445
2,155	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $28		2,101,125
1,030	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $31		1,215,400
10	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $4		545
1,960	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $5		207,760
250	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $6		42,250
145	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $7		34,800
85	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $8		26,987
2,340	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2019 - $15		889,200
360	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2019 - $25		365,400
4,550	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2019 - $10		682,500
235	iShares Barclays 20+ Yr Treaury Bond	1/20/2017 - $121		61,335
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,893,532)			5,668,477

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 11.0%
90	3M Co.	1/20/17 - $180	$15,300
100	Advanced Energy Industries, Inc.	4/21/17 - $45	114,500
20	Argan Inc	4/21/17 - $44.70	53,200
270	Alliance Resource Partners LP	3/17/17 - $20	85,050
6	AutoZone, Inc.	1/18/19 - $720	88,050
38	Cognex Corp.	5/19/17 - $50	56,050
120	Clorox Co.	1/20/17 - $130	1,200
50	Copart, Inc.	5/19/17 - $50	33,000
160	Casella Waste Systems, Inc.	3/17/17 - $10	42,000
55	Dollar Tree, Inc.	1/18/19 - $82.50	69,575
70	Domino’s Pizza, Inc.	3/17/17 - $150	102,900
300	Encana Corp.	1/19/18 - $10	98,700
52	Energy Transfer Equity LP	1/20/17 - $32.50	260
25	Fresh Del Monte Produce, Inc.	3/17/17 - $55	18,000
40	Fabrinet	4/21/17 - $40	16,000
120	Hawaiian Holdings, Inc.	7/21/17 - $45	178,800
42	Herc Holdings, Inc.	1/20/17 - $20	105
75	Horizon Global Corp.	3/17/17 - $15	69,000
2	iShares Nasdaq Biotechnology	1/20/17 - $400	5
1,725	Invesco Mortgage Capital, Inc.	1/20/17 - $16	8,625
150	Kimberly Clark Corp.	1/20/17 - $130	750
75	Kinder Morgan, Inc.	1/20/17 - $45	75
15	Mead Johnson Nutrition Co.	1/20/17 - $100	15
430	Mechel PAO	4/21/17 - $5	59,125
60	NVIDIA Corp.	1/20/17 - $60	279,600
13	NVIDIA Corp.	1/19/18 - $60	64,779
90	PDF Solutions, Inc.	5/19/17 - $17.5	49,050
37	Pfizer, Inc.	1/20/17 - $35	111
100	Primo Water Corporation	4/21/17 - $10	28,750
120	Primo Water Corporation	4/21/17 - $12.5	14,400
23	Papa John’s Int’l, Inc.	4/21/17 - $75	30,590
180	RadNet, Inc.	3/17/17 - $7.5	4,500
1,475	Market Vector Russia ETF Trust	1/20/17 - $20	200,600
145	Scotts Miracle-Gro Co.	3/17/17 - $85	165,880
110	ProShares Trust II	1/18/19 - $45	632,500
42	Southwestern Energy Co.	1/20/17 - $28	84
155	Tetra Tech, Inc.	3/17/17 - $35	139,500
240	Tetra Tech, Inc.	3/17/17 - $40	109,200
5	Valeant Pharmaceuticals	1/20/17 - $250	5
20	WellCare Health Plans, Inc.	3/17/17 - $110	57,100
255	Waste Management, Inc.	1/20/17 - $65	149,940
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,802,989)		3,036,874

	TOTAL OPTIONS PURCHASED (Cost - $7,696,521)		8,705,351

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

	SHORT-TERM INVESTMENTS - 43.9%
	MONEY MARKET FUNDS - 43.9%
3,807,405	Fidelity Institutional Money Market Funds Treasury Portfolio, Class I, 0.20% **+	3,807,405
829,616	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.40% (b) **+	829,616
829,634	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.41% (b) **+	829,634
829,622	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.39% (b) **+	829,622
829,628	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.41% (b) **+	829,628
829,643	TCG US Government Ultra Money Market Fund, Institutional Class, 0.39% (b) **+	829,643
829,616	TCG US Government Advantage Money Market Fund, Institutional Class, 0.39% (b) **+	829,616
829,613	TCG US Government Max Money Market Fund, Institutional Class, 0.39% (b) ** +	829,613
829,608	TCG US Government Premier Money Market Fund, Institutional Class, 0.39% (b) ** +	829,608
829,598	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.66% (b) ** +	829,598
829,643	TCG US Government Select Money Market Fund, Institutional Class, 0.39% (b) ** +	829,643
	TOTAL MONEY MARKET FUNDS (Cost - $12,103,626)	12,103,626

Principal
	UNITED STATES GOVERNMENT SECURITIES - 23.9%
$5,600,000	United States Treasury Bill, 0.49% 3/30/2017	5,593,151
1,000,000	United States Treasury Note, 2.25%, 11/15/2025	987,188
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $6,640,753)	6,580,339

	TOTAL SHORT-TERM INVESTMENTS (Cost - $18,744,379)	18,683,965

	TOTAL INVESTMENTS - 105.5% (Cost - $28,080,287) (c)	$29,074,404
	LIABILITIES LESS OTHER ASSETS - (5.5)%	(1,501,947)
	NET ASSETS - 100.0%	$27,572,457

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

^	Zero coupon bond.

+	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	An affiliate of the Advisor.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $27,847,623 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,026,608
Unrealized depreciation:	(799,827)
Net unrealized appreciation:	$1,226,781

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 84.1% *
1,736,370	Fidelity Institutional Money Market Funds - Government Portfolio 0.31% +	$1,736,370
903,440	TCG Cash Reserve Money Market Fund 0.40% ^+	903,440
903,458	TCG Daily Liquidity Government Money Market Fund 0.41% ^+	903,458
903,447	TCG Liquid Assets Government Money Market Fund 0.39% ^+	903,447
903,453	TCG Liquidity Plus Government Money Market Fund 0.41 & ^+	903,453
903,464	TCG Ultra Money Market Fund 0.39% ^+	903,464
903,438	TCG US Government Advantage Money Market Fund 0.39% ^+	903,439
903,442	TCG US Government Max Money Market Fund 0.39% ^+	903,442
903,439	TCG US Government Premier Money Market Fund 0.39% ^+	903,439
903,423	TCG US Government Primary Liquidity Money Market Fund 0.66% ^+	903,423
903,468	TCG US Government Select Money Market Fund 0.39% ^+	903,468
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,770,843)	10,770,843

	TOTAL INVESTMENTS - 84.1% (Cost - $10,770,843) (a)	$10,770,843
	OTHER ASSETS LESS LIABILITIES - 15.9%	2,039,814
	NET ASSETS - 100.0%	$12,810,657

^	An affiliate of the Advisor.

+	All or a portion of security held as collateral for open future contracts.

*	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $10,770,843 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 1.1%
30	3-Month Euro (Euribor) Dec 2017	7,931,592	December-17	$(568)
138	3 MO Sterling (Short Sterling) Dec 2017	21,414,799	December-17	12,744
64	90 Day Bank Bill Dec 2017	45,410,925	December-17	(11,192)
8	Australian Dollar Future Mar 2017	576,160	March-17	(16,160)
122	Brent Crude Future April 2017	7,013,780	April-17	88,584
11	CAC40 10 Euro Future Jan 2017	564,218	January-17	7,428
7	Canadian 10 Year Bond Mar 2017	717,878	March-17	2,462
3	Cattle Feeder Future Jan 2017	195,675	January-17	11,725
8	Copper Future Mar 2017	501,100	March-17	(34,267)
13	Dollar Index Future Mar 2017	1,329,718	March-17	(6,487)
1	E-Mini Natural Gas Feb 2017	9,310	February-17	(378)
8	Euro STOXX 50 Mar 2017	276,513	March-17	4,389
21	Euro BOBL Future Mar 2017	2,959,873	March-17	16,084
2	Euro-Bund Future Mar 2017	346,275	March-17	5,522
51	Fed Funds Future 30 Day Apr 2017	21,100,813	April-17	(1,459)
5	Gasoline RBOB Future Feb 2017	350,889	February-17	12,411
11	Lean Hogs Future Apr 2017	299,530	April-17	28,735
11	Live Cattle Future Apr 2017	504,130	April-17	28,435
5	Long Gilt Future Mar 2017	777,410	March-17	13,468
3	Low Sulfur Gasoline Feb 2017	151,425	February-17	3,750
9	Mini-Hang Seng Index Jan 2017	254,939	January-17	(12,137)
8	Mini Wheat Future Mar 2017	32,640	March-17	(628)
30	MSCI SING IX ETS Jan 2017	664,083	January-17	(10,448)
14	Nasdaq 100 E-Mini Mar 2017	1,361,920	March-17	(7,734)
3	Natural Gas Future Feb 2017	111,720	February-17	(3,330)
10	New Zealand Dollar Future Mar 2017	692,400	March-17	(17,100)
22	Nikkei 225 Mini Futures Mar 2017	360,269	March-17	25,430
17	NY Harbor ULSD Future Feb 2017	1,233,935	February-17	29,934
5	S&P E-Mini Future Mar 2017	559,063	March-17	(4,107)
2	Silver Future Mar 2017	159,890	March-17	(4,143)
11	Soybean Future Mar 2017	552,200	March-17	(1,450)
2	Soybean Meal Future Mar 2017	63,320	March-17	40
9	Soybean Oil Future Mar 2017	187,164	March-17	(11,826)
5	SPI 200 Mar 2017	509,676	March-17	11,684

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 1.1% (Continued)
19	Sugar #11 Jul 2017	401,128	July-17	$(50,015)
46	Sugar #11 May 2017	991,760	May-17	(81,477)
104	WTI Crude Future Jun 2017	5,874,960	June-17	100,880
8	WTI Crude Future May 2017	448,400	May-17	6,794

	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS			135,593

Short Contracts
	OPEN SHORT FUTURES CONTRACTS - (0.9)%
9	10 YR Mini JGB Futures Mar 2017	1,159,618	March-17	(4,347)
7	90Day Euro$ Future Dec 2017	1,723,400	December-17	(1,650)
53	Bank Accept Futures Dec 2017	9,771,140	December-17	(7,186)
6	BP Currency Futures Mar 2017	463,425	March-17	12,563
36	Brent Crude Futures Mar 2017	2,045,520	March-17	(25,034)
88	Brent Crude Futures May 2017	5,107,520	May-17	(69,460)
7	C $ Futures Mar 2017	520,905	May-17	1,550
5	CHF Currency Future Mar 2017	616,625	March-17	(3,813)
6	Cocoa Future Mar 2017	127,560	March-17	20,330
2	Coffe C Future Mar 2017	102,788	March-17	638
13	Corn Future Mar 2017	228,800	March-17	3,679
1	E-Mini Crude Oil Feb 2017	26,860	February-17	(273)
81	Euro CHF 3MO ICE Dec 2017	20,069,686	December-17	10,058
1	Euro E-Mini Future Mar 2017	66,088	March-17	681
4	Euro FX Currency Future Mar 2017	528,700	March-17	5,813
1	Gold 100oz Future Feb 2017	115,270	February-17	(1,660)
2	Japan Yen Currency Future Mar 2017	214,925	March-17	244
1	Japan Yen E-Mini Future Mar 2017	53,731	March-17	750
5	KC HRW Wheat Future Mar 2017	104,625	March-17	3,313
11	Lean Hogs Future Feb 2017	291,060	February-17	(52,703)
12	Live Cattle Future Feb 2017	557,040	February-17	(39,298)
15	Mexican Peso Future Mar 2017	359,775	March-17	6,370
17	Mill Wheat Euro Mar 2017	150,618	March-17	1,168
1	Mini Corn Future Mar 2017	3,520	March-17	53
6	Mini Gold Future Feb 2017	222,163	February-17	653
4	Mini Silver Future Mar 2017	63,956	March-17	172
15	NY Harbor ULSD Future Mar 2017	1,094,940	March-17	(26,258)
68	Sugar #11 Mar 2017	1,485,882	March-17	237,454
10	US 10 YR Note Mar 2017	1,242,813	March-17	(8,484)
17	US 5 YR Note Mar 2017	2,000,289	March-17	(539)
3	US Long Bond Mar 2017	451,969	March-17	(5,656)
13	Wheat Future Mar 2017	265,200	March-17	9,425
49	WTI Crude Future Apr 2017	2,716,070	April-17	(61,291)
51	WTI Crude Future Feb 2017	2,739,720	February-17	(43,861)
14	WTI Crude Future Mar 2017	765,240	March-17	(75,848)

	NET UNREALIZED LOSS FROM OPEN SHORT FUTURE CONTRACTS			(112,447)

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 3.6% *
4	SPDR S&P 500 ETF Trust	6/16/2017 - $205.00	$8,908
4	SPDR S&P 500 ETF Trust	9/15/2017 - $220.00	5,396
	TOTAL CALL OPTIONS PURCHASED (Cost - $14,778)		14,304

Principal
	UNITED STATES GOVERNMENT SECURITIES - 63.0%
$250,000	United States Treasury Bill, 0.38%, 3/30/2017		249,765
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $249,765)		249,765

Shares
	SHORT-TERM INVESTMENTS - 11.6%
46,210	Federated Government Obligations Fund, 0.40%** +		46,210
	TOTAL SHORT-TERM INVESTMENTS (Cost - $46,210)		46,210

	TOTAL INVESTMENTS - 78.2% (Cost - $310,753) (b)		$310,279
	OPTIONS WRITTEN (1.8)% (Proceeds - $7,383) (b)		(7,204)
	OTHER ASSETS LESS LIABILITIES - 23.6%		93,586
	NET ASSETS - 100.0%		$396,661

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.2)% *
4	SPDR S&P 500 ETF Trust	6/16/2017 - $225.00	3,000
4	SPDR S&P 500 ETF Trust	9/15/2017 - $235.00	2,140
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $5,457) (b)		5,140

	PUT OPTIONS WRITTEN - (0.2)% *
3	SPDR S&P 500 ETF Trust	6/16/2017 - $185.00	570
3	SPDR S&P 500 ETF Trust	9/15/2017 - $195.00	1,494
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $1,926) (b)		2,064

	TOTAL OPTIONS WRITTEN (Premiums Received - $7,383) (b)		7,204

*	Non income producing security.

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for options written.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put options written, is $333,325 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$317
Unrealized depreciation:	(30,567)
Net unrealized depreciation:	$(30,250)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 55.8%
	EQUITY FUNDS - 55.8%
113,416	iShares China Large-Cap ETF	$3,936,669
110,643	iShares Core S&P Mid-Cap ETF	18,293,714
17,568	iShares MSCI All Peru Capped ETF	576,230
190,912	iShares MSCI Australia ETF	3,862,150
27,522	iShares MSCI Austria Capped ETF	454,939
115,841	iShares MSCI Belgium Capped ETF	2,028,376
119,174	iShares MSCI Brazil Capped ETF	3,973,261
148,306	iShares MSCI Canada ETF	3,878,202
62,663	iShares MSCI Chile Capped ETF	2,344,849
114,558	iShares MSCI France ETF	2,826,146
107,859	iShares MSCI Germany ETF	2,856,106
190,890	iShares MSCI Hong Kong ETF	3,718,537
14,853	iShares MSCI Israel Capped ETF	689,200
121,357	iShares MSCI Italy Capped ETF	2,938,053
76,785	iShares MSCI Japan ETF	3,751,715
118,189	iShares MSCI Malaysia ETF	3,317,565
86,635	iShares MSCI Mexico Capped ETF	3,809,341
115,461	iShares MSCI Netherlands ETF	2,788,383
179,530	iShares MSCI Singapore Capped ETF	3,578,033
77,554	iShares MSCI South Africa ETF	4,060,727
69,686	iShares MSCI South Korea Capped ETF	3,708,689
103,990	iShares MSCI Spain Capped ETF	2,756,775
98,979	iShares MSCI Sweden Capped ETF	2,843,667
98,613	iShares MSCI Switzerland Capped ETF	2,905,139
127,770	iShares MSCI Taiwan Capped ETF	3,752,605
32,350	iShares MSCI Thailand Capped ETF	2,332,112
72,020	iShares MSCI Turkey ETF	2,338,489
96,165	iShares MSCI United Kingdom ETF	2,951,304
715,036	iShares Russell 1000 ETF	88,993,381
638,755	iShares Russell 2000 ETF	86,136,112
300,000	iShares Russell Mid-Cap ETF	53,658,000
398,527	Schwab U.S. REIT ETF	16,355,548
182,781	VanEck Vectors Russia ETF	3,878,613
401,319	Vanguard FTSE Emerging Markets ETF	14,359,194
30,088	Vanguard FTSE Europe ETF	1,442,419
535,170	Vanguard Large-Cap ETF	54,785,353
860,506	Vanguard Mid-Cap ETF	113,268,405
373,226	Vanguard REIT ETF	30,802,342
692,199	Vanguard Small-Cap ETF	89,265,983
191,655	WisdomTree India Earnings Fund	3,871,431
	TOTAL EXCHANGE TRADED FUNDS (Cost - $630,715,324)	654,087,757

	SHORT-TERM INVESTMENTS - 38.0%
	MONEY MARKET FUND - 10.0%
116,956,779	Fidelity Prime Money Market Portfolio , Institutional Class, 0.31% ** + (Cost - $116,956,779)	116,956,779

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

Principal		Value
	UNITED STATES GOVERNMENT SECURITIES - 28.0%
$82,060,000	United States Treasury Note, 0.625%, 02/15/2017 + ^	$82,080,967
81,420,000	United States Treasury Note, 0.875%, 05/15/2017 + ^	81,507,486
80,610,000	United States Treasury Note, 0.875%, 08/15/2017 + ^	80,693,471
83,720,000	United States Treasury Note, 0.875%, 11/15/2017 + ^	83,734,643
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $328,097,206)	328,016,567

	TOTAL SHORT-TERM INVESTMENTS (Cost - $445,053,985)	444,973,346

	TOTAL INVESTMENTS - 93.8% (Cost - $1,075,769,309) (a)	$1,099,061,103
	OTHER ASSETS LESS LIABILITIES - 6.2%	72,690,858
	NET ASSETS - 100.0%	$1,171,751,961

**	Rate shown represents the rate at December 31, 2016, is subject to change and resets daily.

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $1,075,769,309 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$12,323,915
Unrealized depreciation:	(1,360,781)
Net unrealized appreciation:	$10,963,134

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 1.0%
83	90-Day Euro$ Future	20,468,838	September 2017	$(16,525)
50	90-Day Euro$ Future	12,310,000	December 2017	(13,625)
731	90-Day Euro$ Future	179,752,900	March 2018	(368,588)
439	90-Day Euro$ Future	107,818,400	June 2018	(227,638)
500	90-Day Euro$ Future	122,656,250	September 2018	(136,588)
347	90-Day Sterling Future	43,171,138	December 2017	3,444
606	90-Day Sterling Future	75,416,700	September 2017	8,678
634	90-Day Sterling Future	78,845,825	March 2018	33,349
475	90-Day Sterling Future	59,048,438	June 2018	24,399
95	90-Day Sterling Future	11,803,750	September 2018	4,452
481	Amsterdam Index Future	46,474,220	January 2017	629,507
125	Australian 10 Year Bond Future	1,215,000,000	March 2017	95,245
1,248	Australian 3 Year Bond Future	12,225,408,000	March 2017	(104,216)
17	Brent Crude Future +	977,330	April 2017	(3,430)
180	CAC 40 10 Euro Future	8,753,400	January 2017	38,457
418	Copper Future +	26,182,475	March 2017	(654,950)
105	Cotton No. 2 Future +	3,709,125	March 2017	(36,875)
158	DAX Index Future	45,286,750	March 2017	29,797
971	DJIA Mini Future	95,740,600	March 2017	(242,675)
4,327	Euro BOBL Future	578,217,010	March 2017	5,263,790
139	Euro BTP Italian Government Bond Future	18,808,090	March 2017	(7,390)
64	Euro Buxl Future	11,105,280	March 2017	(18,607)
6,161	Euro Schatz Future	691,818,690	March 2017	1,141,120
1,590	Euro STOXX 50 Future	52,104,300	March 2017	781,277
850	Euro-Bund Future	139,527,500	March 2017	1,573,117
670	Euro-Oat Future	101,719,400	March 2017	595,655
616	FTSE 100 Index Future	43,428,000	March 2017	1,008,223
29	Gasoline RBOB Future +	2,035,156	February 2017	(22,600)
97	Gasoline RBOB Future +	6,870,394	March 2017	190,285

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 1.0% (Continued)
6	Gasoline RBOB Future +	468,972	April 2017	$5,275
135	Hang Seng Index Future	148,243,500	January 2017	312,065
169	IBEX-35 Index Future	15,739,646	January 2017	85,490
166	Japan 10 Year Bond Future	24,939,840,000	March 2017	305,957
436	KOSPI2 INX Future	56,690,900,000	March 2017	932,980
9	Lean Hogs Future +	238,140	February 2017	6,410
190	LME Copper Future +	26,306,688	March 2017	(180,256)
11	LME Lead Future +	553,300	March 2017	(70,719)
15	LME Nickel Future +	900,990	March 2017	(116,494)
216	LME PRI Aluminium Future +	9,140,850	March 2017	(180,097)
142	LME Zinc Future +	9,137,700	March 2017	(112,709)
287	Long Gilt Future	36,113,210	March 2017	876,606
26	Low Sulphur Gasoil G Future +	1,319,500	March 2017	(6,625)
322	MSCI Singapore Index Future	10,297,560	January 2017	(17,435)
686	MSCI Taiwan Index Future	23,584,680	January 2017	237,080
353	Nasdaq 100 E-Mini Future	34,339,840	March 2017	(485,090)
68	Natural Gas Future +	2,424,880	April 2017	39,630
131	Natural Gas Future +	4,641,330	May 2017	76,050
865	Nikkei 225 (SGX) Future	8,247,775,000	March 2017	488,563
1	Platinum Future +	45,285	April 2017	(530)
756	Russell 2000 Mini Future	102,581,640	March 2017	(292,825)
1,117	S&P E-Mini Future	124,894,563	March 2017	(872,600)
406	S&P/TSX 60 IX Future	72,828,280	March 2017	59,542
89	Silver Future +	7,115,105	March 2017	(3,070)
44	Soybean Meal Future +	1,393,040	March 2017	(11,930)
457	SPI 200 Future	64,334,175	March 2017	625,760
566	TOPIX Index Future	8,591,880,000	March 2017	650,269
1,622	US 2 Year Note (CBT)	175,733,563	March 2017	(161,397)
	Net Unrealized Gain From Open Long Futures Contracts			$11,756,989

(Short) Contracts
	OPEN SHORT FUTURES CONTRACTS - (0.2)%
(215)	Brent Crude Future +	12,216,300	March 2017	$(64,340)
(5)	Brent Crude Future +	290,200	May 2017	(1,090)
(3)	Brent Crude Future +	175,320	June 2017	(470)
(1,151)	CBOE VIX Future	17,408,875	January 2017	(1,032,120)
(44)	Canadian 10 Year Bond Future	6,051,320	March 2017	142
(12)	Cocoa Future +	255,120	March 2017	11,600
(92)	Coffee ‘C’ Future +	4,728,225	March 2017	81,113
(1,158)	Corn Future +	20,380,800	March 2017	10,875
(344)	FTSE/JSE Top 40 Index Future	152,412,640	March 2017	55,512
(441)	Gold 100 oz. Future +	50,834,070	February 2017	(470,190)
(123)	H-Shares Index Future	57,736,200	January 2017	(161,644)
(353)	KC HRW Wheat Future +	7,386,525	March 2017	40,325
(3)	Live Cattle Future +	139,260	February 2017	(7,470)
(178)	Natural Gas Future +	6,628,720	February 2017	77,520
(53)	Natural Gas Future +	1,952,520	March 2017	(68,060)
(91)	NY Harbor ULSD Future +	6,605,180	February 2017	(100,779)
(23)	NY Harbor ULSD Future +	1,678,908	March 2017	(10,542)
(10)	NY Harbor ULSD Future +	730,590	April 2017	(14,830)
(441)	SGX Nifty Index	7,218,729	January 2017	(140,871)
(91)	Soybean Future +	4,568,200	March 2017	58,550

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

		Underlying Face		Unrealized
(Short) Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN SHORT FUTURES CONTRACTS - (0.2)% (Continued)
(85)	Soybean Oil Future +	1,767,660	March 2017	$12,018
(4)	US 10 Year Future	497,125	March 2017	(365)
(74)	US 5 Year Note (CBT) Future	8,707,141	March 2017	(5,481)
(138)	US Long Bond Future	20,790,563	March 2017	(66,573)
(72)	US Ultra Bond Future	11,538,000	March 2017	(59,980)
(316)	Wheat (CBT) Future +	6,446,400	March 2017	(34,538)
(601)	World Sugar #11 Future +	13,132,571	March 2017	(226,464)
(258)	WTI Crude Future +	13,859,760	February 2017	(164,410)
(21)	WTI Crude Future +	1,164,030	April 2017	(19,680)
(56)	WTI Crude Future +	3,060,960	March 2017	(17,140)
(5)	WTI Crude Future +	280,250	May 2017	(1,600)
	Net Unrealized Loss From Open Short Futures Contracts			$(2,320,982)

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Buy:
1/18/2017	53,330,000	AUD	Morgan Stanley	$38,597,392	USD	$39,769,504	$(1,172,112)
1/18/2017	131,270,000	BRL	Morgan Stanley	40,107,776	USD	39,321,605	786,171
1/18/2017	33,010,000	CAD	Morgan Stanley	24,620,715	USD	24,672,836	(52,121)
1/3/2017	1,000,000	CHF	Morgan Stanley	984,140	USD	977,517	6,623
1/18/2017	15,320,000	CHF	Morgan Stanley	15,094,419	USD	14,952,785	141,634
1/18/2017	10,967,000,000	CLP	Morgan Stanley	16,351,952	USD	16,637,035	(285,083)
1/18/2017	20,202,000,000	COP	Morgan Stanley	6,707,426	USD	6,740,939	(33,513)
1/3/2017	65,020,000	CZK	Morgan Stanley	2,538,469	USD	2,517,661	20,808
1/18/2017	377,740,000	CZK	Morgan Stanley	14,759,243	USD	14,667,197	92,046
1/18/2017	10,150,000	EUR	Morgan Stanley	10,716,383	USD	10,553,676	162,707
1/3/2017	7,780,000	GBP	Morgan Stanley	9,614,209	USD	9,530,500	83,709
1/18/2017	19,530,000	GBP	Morgan Stanley	24,144,977	USD	24,218,787	(73,810)
1/18/2017	42,930,000	ILS	Morgan Stanley	11,159,583	USD	11,199,362	(39,779)
1/18/2017	1,441,710,000	INR	Morgan Stanley	21,201,044	USD	21,198,807	2,237
1/3/2017	33,660,000	MXN	Morgan Stanley	1,633,131	USD	1,629,741	3,390
1/18/2017	515,070,000	MXN	Morgan Stanley	24,934,562	USD	25,087,508	(152,946)
1/18/2017	18,550,000	NOK	Morgan Stanley	2,155,402	USD	2,132,470	22,932
1/3/2017	4,920,000	NZD	Morgan Stanley	3,430,221	USD	3,410,302	19,919
1/18/2017	52,490,000	NZD	Morgan Stanley	36,577,388	USD	37,164,585	(587,197)
1/3/2017	1,800,000	PLN	Morgan Stanley	431,184	USD	428,215	2,969
1/18/2017	58,630,000	PLN	Morgan Stanley	14,040,344	USD	13,881,095	159,249
1/18/2017	1,350,390,000	RUB	Morgan Stanley	22,033,602	USD	22,044,868	(11,266)
1/18/2017	183,380,000	SEK	Morgan Stanley	20,210,657	USD	19,938,064	272,593
1/3/2017	4,210,000	SGD	Morgan Stanley	2,914,055	USD	2,905,452	8,603
1/18/2017	9,580,000	SGD	Morgan Stanley	6,630,527	USD	6,681,365	(50,838)
1/18/2017	3,750,000	TRY	Morgan Stanley	1,061,929	USD	1,060,025	1,904
1/3/2017	13,340,000	ZAR	Morgan Stanley	974,904	USD	975,038	(134)
1/18/2017	198,730,000	ZAR	Morgan Stanley	14,478,844	USD	14,378,593	100,251
						Total Buys:	$(571,054)
To Sell:
1/18/2017	100,440,000	AUD	Morgan Stanley	$72,892,797	USD	$72,693,081	$199,716
1/18/2017	174,400,000	CAD	Morgan Stanley	132,638,773	USD	130,077,328	2,561,445
1/3/2017	1,000,000	CHF	Morgan Stanley	976,076	USD	984,140	(8,064)
1/18/2017	101,550,000	CHF	Morgan Stanley	99,912,455	USD	100,054,711	(142,256)
1/18/2017	2,197,000,000	CLP	Morgan Stanley	3,240,346	USD	3,275,758	(35,412)
1/18/2017	3,326,000,000	COP	Morgan Stanley	1,099,066	USD	1,104,292	(5,226)
1/3/2017	65,020,000	CZK	Morgan Stanley	2,523,579	USD	2,538,469	(14,890)
1/18/2017	959,350,000	CZK	Morgan Stanley	37,795,068	USD	37,484,192	310,876
1/18/2017	145,170,000	EUR	Morgan Stanley	153,789,223	USD	153,270,666	518,557
1/3/2017	7,780,000	GBP	Morgan Stanley	9,528,408	USD	9,614,208	(85,800)
1/18/2017	73,020,000	GBP	Morgan Stanley	91,890,642	USD	90,274,774	1,615,868
1/18/2017	24,090,000	ILS	Morgan Stanley	6,302,806	USD	6,262,155	40,651
1/18/2017	955,000,000	INR	Morgan Stanley	14,054,969	USD	14,043,739	11,230
1/18/2017	11,660,000,000	JPY	Morgan Stanley	101,078,016	USD	100,077,792	1,000,224
1/18/2017	94,940,000,000	KRW	Morgan Stanley	79,722,909	USD	78,605,760	1,117,149
1/3/2017	33,660,000	MXN	Morgan Stanley	1,627,896	USD	1,633,132	(5,236)
1/18/2017	178,840,000	MXN	Morgan Stanley	8,725,437	USD	8,657,651	67,786
1/3/2017	1,490,000	NOK	Morgan Stanley	172,095	USD	173,106	(1,011)
1/18/2017	202,140,000	NOK	Morgan Stanley	23,518,836	USD	23,487,759	31,077
1/3/2017	4,920,000	NZD	Morgan Stanley	3,421,860	USD	3,430,219	(8,359)
1/18/2017	9,700,000	NZD	Morgan Stanley	6,760,768	USD	6,759,396	1,372
1/3/2017	1,800,000	PLN	Morgan Stanley	427,320	USD	431,184	(3,864)
1/18/2017	106,660,000	PLN	Morgan Stanley	25,523,697	USD	25,542,267	(18,570)
1/18/2017	491,320,000	RUB	Morgan Stanley	7,917,976	USD	8,016,611	(98,635)
1/18/2017	476,100,000	SEK	Morgan Stanley	51,762,673	USD	52,471,883	(709,210)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2016

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Sell:
1/3/2017	4,210,000	SGD	Morgan Stanley	$2,903,556	USD	$2,914,055	$(10,499)
1/18/2017	130,340,000	SGD	Morgan Stanley	90,956,529	USD	90,211,182	745,347
1/18/2017	109,510,000	TRY	Morgan Stanley	31,052,307	USD	31,011,178	41,129
1/3/2017	13,340,000	ZAR	Morgan Stanley	979,802	USD	974,904	4,898
1/18/2017	19,010,000	ZAR	Morgan Stanley	1,342,928	USD	1,385,008	(42,080)
						Total Sells:	$7,078,213
Cross Currency:
1/18/2017	60,120,000	EUR	Morgan Stanley	63,141,146	NOK	$63,205,302	$(269,472)
1/18/2017	36,630,000	EUR	Morgan Stanley	38,323,811	PLN	38,718,625	44,629
1/18/2017	22,050,000	EUR	Morgan Stanley	23,078,637	SEK	23,523,109	242,693
1/18/2017	9,900,000	EUR	Morgan Stanley	10,315,547	TRY	10,348,542	(103,889)
1/18/2017	67,198,113	PLN	Morgan Stanley	15,988,873	EUR	15,889,809	(202,373)
1/18/2017	420,141,622	SEK	Morgan Stanley	45,796,902	EUR	45,578,942	(725,664)
1/18/2017	45,716,753	TRY	Morgan Stanley	12,991,885	EUR	12,912,449	(33,678)
Total Cross Currency:							$(1,047,754)

Total Forward Contracts:							$5,459,405

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Value
	SHORT-TERM INVESTMENTS - 5.8%
228,711	Fidelity Prime Money Market Portfolio, Institutional Class, 0.43% **	$228,711
	TOTAL SHORT-TERM INVESTMENTS (Cost - $228,711)	228,711

	TOTAL INVESTMENTS - 5.8% (Cost - $228,711) (a)	$228,711
	OTHER ASSETS LESS LIABILITIES - 94.2%	3,684,407
	NET ASSETS - 100.0%	$3,913,118

**	Rate shown represents the rate at December 31, 2016 is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $228,711.

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized depreciation:	$—

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited)
December 31, 2016

		Catalyst Hedged
		Commodity	Catalyst Hedged	Catalyst Intelligent
	Catalyst Insider	Strategy Fund	Futures	Alternative	Catalyst Macro
	Long/Short Fund	(Consolidated)	Strategy Fund	Fund	Strategy Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$4,725,504	$91,338,881	$3,966,135,179	$71,719	$19,784,066
Investments in Affiliated securities, at cost	—	13,032,105	—	2,194,463	8,296,221
Total Securities at Cost	$4,725,504	$104,370,986	$3,966,135,179	$2,266,182	$28,080,287
Investments in Unaffiliated securities, at value (including $730,224, $0, $0, $0, $0, $0 of securities loaned)	$5,068,464	$87,863,050	$4,050,305,555	$71,719	$20,778,183
Investments in Affiliated securities, at value	—	13,032,105	—	2,076,497	8,296,221
Total Securities at Value	$5,068,464	$100,895,155	$4,050,305,555	$2,148,216	$29,074,404
Receivable for securities sold	—	—	—	—	200,070
Advanced subscriptions in Investments in Investment Funds	—	3,000,000	30,000,000	—	—
Receivable for Fund shares sold	—	825,436	17,344,840	94,559	106,400
Dividends and interest receivable	12,529	63,101	5,247,481	13	19,268
Cash	—	—	61,000	133	—
Due from Manager	7,805	—	—	4,944	—
Cash Deposits with Broker	755,058	14,486,523	359,220,893	—	—
Prepaid expenses and other assets	34,545	31,938	61,006	5,187	24,598
Total Assets	5,878,401	119,302,153	4,462,240,775	2,253,052	29,424,740

LIABILITIES:
Options written (premiums received $0, $18,306,772, $287,732,642, $0, $0)	—	14,123,500	550,122,500	—	—
Securities sold short (proceeds $865,364, $0, $0, $0, $0)	855,063	—	—	—	—
Management fees payable	—	146,647	5,742,788	—	19,276
Due to Broker	—	—	—	—	1,364,933
Payable for Fund shares redeemed	56,497	293,255	9,910,736	24	376,305
Administration fees payable	1,313	2,847	222,432	526	5,537
Trustee fee payable	4,286	2,117	2,163	2,142	2,161
Compliance Officer fees payable	389	43	7,017	23	576
Accrued 12b-1 fees	775	21,672	1,633,103	175	16,823
Accrued expenses and other liabilities	13,397	3,759	409,028	7,427	66,672
Total Liabilities	932,083	14,593,840	568,049,767	10,317	1,852,283

Net Assets	$4,946,318	$104,708,313	$3,894,191,008	$2,242,735	$27,572,457

NET ASSETS CONSIST OF:
Paid in capital	$7,614,710	$109,840,078	$4,106,386,916	$2,369,102	$64,602,939
Undistributed net investment income (loss)	(51,089)	(730,236)	(29,787,148)	27,491	(1,763,587)
Accumulated net realized loss on investments, securities sold short, options purchased, options written and futures	(2,970,564)	(5,108,970)	(4,189,278)	(35,892)	(36,261,012)
Net unrealized appreciation (depreciation) on investments, securities sold short, options purchased, options written and futures	353,261	707,441	(178,219,482)	(117,966)	994,117
Net Assets	$4,946,318	$104,708,313	$3,894,191,008	$2,242,735	$27,572,457

Class A
Net Assets	$3,055,365	$47,240,711	$1,249,294,486	$441,757	$10,836,088
Shares of beneficial interest outstanding (a)	330,942	4,581,496	120,379,080	46,197	1,338,470
Net asset value per share	$9.23	$10.31	$10.38	$9.56	$8.10
Maximum offering price per share (b)	$9.79	$10.94	$11.01	$10.14	$8.59
Minimum redemption price per share (c)	$9.14	$10.21	$10.28	$9.46	$8.02

Class C
Net Assets	$1,418,101	$9,528,582	$395,299,131	$233,774	$4,106,852
Shares of beneficial interest outstanding (a)	158,657	930,097	39,155,043	24,747	511,333
Net asset value, offering price and redemption price per share	$8.94	$10.24	$10.10	$9.45	$8.03

Class I
Net Assets	$472,852	$47,939,020	$2,249,597,391	$1,567,204	$12,629,517
Shares of beneficial interest outstanding (a)	50,770	4,638,462	214,935,230	164,950	1,553,501
Net asset value, offering price and redemption price per share	$9.31	$10.34	$10.47	$9.50	$8.13

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities (Unaudited) (Continued)
December 31, 2016

	Catalyst/Auctos		Catalyst/Millburn
	Multi Strategy	Catalyst	Hedge Strategy
	Fund	Exceed Defined	Fund	Catalyst Time Value
	(Consolidated)	Risk Fund	(Consolidated)	Trading Fund
ASSETS:
Investments in Unaffiliated securities, at cost	$1,736,371	$310,753	$1,075,769,309	$228,711
Investments in Affiliated securities, at cost	9,034,472	—	—	—
Total Securities at Cost	$10,770,843	$310,753	$1,075,769,309	$228,711
Investments in Unaffiliated securities, at value (including $730,224,	$1,736,371	$310,279	$1,099,061,103	$228,711
Investments in Affiliated securities, at value	9,034,472	—	—	—
Total Securities at Value	$10,770,843	$310,279	$1,099,061,103	$228,711
Receivable for securities sold	—	96	—	—
Receivable for Fund shares sold	—	100,000	10,501,260	12
Dividends and interest receivable	3,384	131	677,228	403
Futures unrealized appreciation	725,413	—	16,470,125	—
Cash	—	346	23,708,656	—
Due from Manager	—	23,298	—	978
Deposits with Broker for Futures	2,039,348	25	57,833,235	3,678,834
Unrealized appreciation on forward currency exchange contracts	—	—	11,761,940	—
Prepaid expenses and other assets	17,066	6,141	243,740	15,707
Total Assets	13,556,054	440,316	1,220,257,287	3,924,645

LIABILITIES:
Options written (premiums received $0, $7,383, $0, $0)	—	7,204	—	—
Management fees payable	13,279	18,375	1,590,332	—
Futures unrealized depreciation	702,267	—	7,034,118	—
Payable for securities purchased	—	—	29,181,663	—
Payable for Fund shares redeemed	19,016	—	4,202,607	—
Unrealized depreciation on forward currency exchange contracts	—	—	6,302,535	—
Administration fees payable	1,002	537	41,612	638
Trustee fee payable	2,078	2,127	2,134	2,154
Compliance officer fees payable	21	28	77	1,231
Accrued 12b-1 fees	587	6,312	145,648	988
Accrued expenses and other liabilities	7,147	9,072	4,600	6,516
Total Liabilities	745,397	43,655	48,505,326	11,527

Net Assets	$12,810,657	$396,661	$1,171,751,961	$3,913,118

NET ASSETS CONSIST OF:
Paid in capital	$13,742,062	$1,339,964	$1,157,088,992	$16,309,016
Undistributed net investment income (loss)	(155,575)	23,774	(14,631,227)	(101,873)
Accumulated net realized loss on investments, options purchased, options written and futures	(794,453)	(966,782)	(8,932,338)	(12,294,025)
Net unrealized appreciation (depreciation) on investments, options purchased, options written and futures	18,623	(295)	38,226,534	—
Net Assets	$12,810,657	$396,661	$1,171,751,961	$3,913,118

Class A
Net Assets	$1,272,738	$201,820	$194,717,586	$2,231,903
Shares of beneficial interest outstanding (a)	87,067	22,021	6,783,132	281,786
Net asset value per share	$14.61	$9.17	$28.71	$7.92
Maximum offering price per share (b)	$15.50	$9.73	$30.46	$8.40
Minimum redemption price per share (c)	$14.46	$9.08	$28.42	$7.84

Class C
Net Assets	$485,586	$21,239	$97,468,709	$344,863
Shares of beneficial interest outstanding (a)	33,524	2,385	3,412,892	44,374
Net asset value, offering price and redemption price per share	$14.48	$8.91	$28.56	$7.77

Class I
Net Assets	$11,052,334	$173,602	$879,565,666	$1,336,352
Shares of beneficial interest outstanding (a)	757,530	18,850	30,599,701	167,924
Net asset value, offering price and redemption price per share	$14.58	$9.21	$28.74	$7.96

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst Insider Income Fund which imposes 4.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited)
For the six months Ended December 31, 2016

		Catalyst Hedged
	Catalyst	Commodity	Catalyst Hedged	Catalyst Intelligent	Catalyst Macro
	Insider Long/	Strategy Fund	Futures Strategy	Alternative	Strategy
	Short Fund	(Consolidated)	Fund	Fund	Fund
Investment Income:
Dividend income	$82,332	$28,970	$1,234,487	$—	$14,699
Dividend Income - affiliated companies	—	—	—	55,788	—
Interest income	575	78,274	9,557,278	65	189,994
Interest income - affiliated companies	—	24,772	534,436	—	20,250
Total Investment Income	82,907	132,141	11,326,201	55,853	224,943

Operating Expenses:
Investment management fees	24,116	511,873	33,922,158	9,776	383,844
12b-1 Fees:
Class A	3,065	36,565	1,591,435	573	21,140
Class C	4,563	24,337	1,903,867	1,366	34,336
Administration fees	1,786	9,603	580,396	459	14,166
MFund Services fees	3,003	9,834	487,123	2,765	8,928
Registration fees	14,111	15,932	22,655	3,986	29,905
Networking fees	4,312	1,419	1,233,883	1,919	47,666
Audit fees	6,681	7,202	6,177	7,183	6,681
Custody fees	2,410	6,030	58,318	2,406	5,696
Printing expense	1,504	2,026	188,631	2,512	14,155
Compliance officer fees	2,766	2,888	43,461	2,707	3,999
Trustees’ fees	3,780	3,796	3,798	3,798	3,798
Legal fees	2,283	4,567	8,838	3,824	5,281
Insurance expense	81	83	25,710	42	1,199
Dividend expense	5,755	—	—	—	33,978
Interest expense	13,768	—	912,769	—	349,646
Miscellaneous expense	6,788	2,452	124,130	1,588	6,873
Total Operating Expenses	100,772	638,607	41,113,349	44,904	971,291
Less: Expenses waived/reimbursed by Manager	(39,436)	(5,268)	—	(39,519)	(99,963)
Net Operating Expenses	61,336	633,339	41,113,349	5,385	871,328

Net Investment Income (Loss)	21,571	(501,198)	(29,787,148)	50,468	(646,385)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	498,094	—	4,000,123	—	(198,754)
Affiliated companies	—	—	—	27,655	—
Securities sold short	—	—	—	—	(4,291,104)
Options purchased	—	(10,882,601)	(108,015,378)	—	6,856,407
Options written	(361,232)	6,135,201	378,389,438	—	(12,395,877)
Futures	—	(412,019)	52,064,702	—	—
Net realized gain (loss)	136,862	(5,159,419)	326,438,885	27,655	(10,029,226)

Net change in unrealized appreciation (depreciation) on:
Investments	(201,596)	(31,002)	(25,628,334)	—	186,215
Affiliated companies	(113,272)	—
Securities sold short	118,567	—	—	—	13,554
Options purchased	—	(3,105,799)	223,156,844	—	(1,313,140)
Options written	—	3,677,658	(503,974,733)	—	1,502,956
Net change in unrealized appreciation (depreciation)	(83,029)	540,857	(306,446,223)	(113,272)	389,585

Net Realized and Unrealized Gain (Loss) on Investments	53,833	(4,618,562)	19,992,662	(85,617)	(9,639,641)

Net Increase (Decrease) in Net Assets Resulting From Operations	$75,404	$(5,119,760)	$(9,794,486)	$(35,149)	$(10,286,026)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations (Unaudited) (Continued)
For the six months Ended December 31, 2016

	Catalyst/Auctos		Catalyst/Millburn
	Multi Strategy	Catalyst	Hedge Strategy	Catalyst
	Fund	Exceed Defined	Fund	Time Value
	(Consolidated)	Risk Fund	(Consolidated)	Trading Fund
Investment Income:
Dividend Income	$—	$44,457	$5,941,423	$—
Interest Income	12,014	160	729,089	5,035
Interest income - affiliated companies	18,041	—	—	—
Total Investment Income	30,055	44,617	6,670,512	5,035

Operating Expenses:
Investment management fees	131,159	15,060	6,313,876	39,762
12b-1 Fees:
Class A	2,042	2,854	178,724	3,466
Class C	2,679	171	303,707	1,871
Administration fees	3,494	829	107,186	974
MFund Services fees	4,390	2,808	92,719	3,089
Registration fees	14,316	5,566	29,738	18,701
Networking fees	4,314	512	14,045	1,788
Audit fees	7,198	6,645	7,223	6,177
Custody fees	2,456	2,406	3,538	2,420
Printing expense	3,526	997	30,192	3,025
Compliance officer fees	2,850	4,174	8,556	5,684
Trustees’ fees	3,794	3,759	3,796	3,798
Legal fees	4,123	2,781	7,960	2,283
Insurance expense	164	35	565	62
Interest expense	1,521	267	—	—
Miscellaneous expense	2,400	1,501	15,926	1,524
Total Operating Expenses	190,426	50,365	7,117,751	94,624
Less: Expenses waived/reimbursed by Manager	(35,830)	(32,016)	—	(44,110)
Net Operating Expenses	154,596	18,349	7,117,751	50,514

Net Investment Income (Loss)	(124,541)	26,268	(447,239)	(45,479)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	—	189,392	132,143	—
Options purchased	—	(113,787)	—	37,387
Options written	—	82,927	—	234,873
Futures	(285,206)	—	(24,431,490)	(19,128)
Foreign currency transactions	—	—	12,538,933	—
Net realized gain (loss) from:	(285,206)	158,532	(11,760,414)	253,132

Net change in unrealized appreciation (depreciation) on:
Investments	—	43,815	20,511,834	—
Options purchased	—	8,535	—	—
Options written	—	(9,999)	—	—
Futures	(462,460)	—	1,902,178	—
Foreign currency translations	(14,602)	—	4,597,329	—
Net change in unrealized appreciation (depreciation)	(477,062)	42,351	27,011,341	—

Net Realized and Unrealized Gain (Loss) on Investments	(762,268)	200,883	15,250,927	253,132

Net Increase (Decrease) in Net Assets Resulting From Operations	$(886,809)	$227,151	$14,803,688	$207,653

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

			Catalyst Hedged Commodity Strategy Fund
	Catalyst Insider Long/Short Fund		(Consolidated)		Catalyst Hedged Futures Strategy Fund
				For the
	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016 (a)	December 31, 2016	June 30, 2016
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment loss	$21,571	$(203,215)	$(501,198)	$(99,156)	$(29,787,148)	$(39,033,623)
Net realized gain (loss) on investments	136,862	(1,391,957)	(5,159,419)	1,120,113	326,438,885	90,568,550
Net change in unrealized appreciation (depreciation) on investments	(83,029)	(198,824)	540,857	166,584	(306,446,223)	112,083,695
Net increase (decrease) in net assets resulting from operations	75,404	(1,793,996)	(5,119,760)	1,187,541	(9,794,486)	163,618,622

Distributions to Shareholders from:
Net investment income
Class A	—	—	(474,767)	—	—	—
Class C	—	—	(63,873)	—	—	—
Class I	—	—	(539,642)	—	—	—
Net realized gains
Class A	—	—	(54,561)	—	(116,350,704)	(9,650,975)
Class C	—	—	(9,754)	—	(37,943,289)	(2,754,942)
Class I	—	—	(56,949)	—	(199,955,509)	(14,374,505)

Total distributions to shareholders	—	—	(1,199,546)	—	(354,249,502)	(26,780,422)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	1,440,098	2,522,880	47,052,736	8,753,660	533,285,628	958,853,327
Class C	529,834	435,948	7,991,178	2,561,179	128,385,397	248,624,853
Class I	133,232	881,540	49,177,400	7,226,323	937,882,020	1,619,073,983
Reinvestment of distributions
Class A	—	—	491,010	—	105,230,935	8,639,139
Class C	—	—	53,684	—	34,580,519	2,630,874
Class I	—	—	520,420	—	172,776,588	12,239,831
Cost of shares redeemed
Class A	(2,199,192)	(6,830,977)	(6,348,274)	(293,287)	(365,870,023)	(308,990,982)
Class C	(407,444)	(1,364,275)	(643,955)	(122,271)	(50,451,945)	(43,176,627)
Class I	(451,079)	(4,898,642)	(5,169,875)	(1,409,850)	(556,021,778)	(391,861,039)
Net increase (decrease) in net assets from share transactions of beneficial interest	(954,551)	(9,253,526)	93,124,324	16,715,754	939,797,341	2,106,033,359

Total Increase (Decrease) in Net Assets	(879,147)	(11,047,522)	86,805,018	17,903,295	575,753,353	2,242,871,559

Net Assets:
Beginning of year/period	5,825,465	16,872,987	17,903,295	—	3,318,437,655	1,075,566,096
End of year/period*	$4,946,318	$5,825,465	$104,708,313	$17,903,295	$3,894,191,008	$3,318,437,655
* Includes undistributed net investment loss at end of year/period of:	$(51,089)	$(72,660)	$(730,236)	$849,244	$(29,787,148)	$—

Share Activity:
Class A
Shares Sold	160,622	237,626	4,285,071	866,093	45,915,966	87,315,580
Shares Reinvested	—	—	47,810	—	10,512,581	794,038
Shares Redeemed	(245,452)	(680,239)	(586,985)	(30,493)	(32,162,035)	(28,132,986)
Net increase (decrease) in shares of Beneficial interest	(84,830)	(442,613)	3,745,896	835,600	24,266,512	59,976,632

Class C
Shares Sold	73,361	42,140	751,117	247,091	11,235,521	22,987,478
Shares Reinvested	—	—	5,258	—	3,550,361	246,106
Shares Redeemed	(51,416)	(138,326)	(61,200)	(12,169)	(4,546,374)	(3,990,924)
Net increase (decrease) in shares of Beneficial interest	21,945	24,748	695,175	234,922	10,239,508	19,242,660

Class I
Shares Sold	20,252	84,115	4,510,990	714,113	81,751,178	146,501,301
Shares Reinvested	—	—	50,575	—	17,123,547	1,119,838
Shares Redeemed	(49,631)	(463,144)	(495,327)	(141,889)	(49,262,171)	(35,487,766)
Net increase (decrease) in shares of Beneficial interest	(29,379)	444,489	4,066,238	572,224	49,612,554	112,133,373

(a)	The Catalyst Hedged Commodity Strategy Fund commenced operations on September 30, 2015.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Intelligent Alternative Fund		Catalyst Macro Strategy Fund		Catalyst/Auctos Multi Strategy Fund (a)
					(Consolidated)
						For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$50,468	$10,542	$(646,385)	$(2,849,979)	$(124,541)	$(148,778)
Net realized loss on investments	27,655	(55,590)	(10,029,226)	(24,397,696)	(285,206)	(979,708)
Net change in unrealized appreciation (depreciation) on investments	(113,272)	5,725	389,585	923,705	(477,062)	495,685
Net increase (decrease) in net assets resulting from operations	(35,149)	(39,323)	(10,286,026)	(26,323,970)	(886,809)	(632,801)

Distributions to Shareholders from:
Net investment income
Class A	(344)	(21,528)	—	—	(1,670)	—
Class C	—	(2,192)	—	—	—	—
Class I	(14,155)	(5,476)	—	—	(78,808)	—
Net realized gains
Class A	—	(8,501)	—	(484,173)	—	—
Class C	—	(956.00)	—	(95,953)	—	—
Class I	—	(1,962)	—	(615,748)	—	—

Total distributions to shareholders	(14,499)	(40,615)	—	(1,195,874)	(80,478)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	129,603	3,502,130	988,328	118,150,191	112,708	15,363,562
Class C	1,200	429,817	425,978	19,696,677	43,150	745,579
Class I	1,139,529	981,011	3,988,246	127,848,916	3,564,736	17,974,430
Reinvestment of distributions
Class A	345	30,019	—	445,243	1,490	—
Class C	4	3,139	—	93,680	—	—
Class I	3,436	5,655	—	533,421	69,809	—
Cost of shares redeemed
Class A	(250,114)	(3,098,416)	(15,060,364)	(91,740,122)	(606,330)	(12,857,339)
Class C	(95,966)	(98,817)	(5,617,471)	(7,381,161)	(103,052)	(162,972)
Class I	(72,270)	(512,724)	(30,905,848)	(82,881,136)	(3,642,946)	(6,092,080)
Net increase (decrease) in net assets from share transactions of beneficial interest	855,767	1,241,814	(46,181,131)	84,765,709	(560,435)	14,971,180

Total Increase (Decrease) in Net Assets	806,119	1,161,876	(56,467,157)	57,245,865	(1,527,722)	14,338,379

Net Assets:
Beginning of year/period	1,436,616	274,740	84,039,614	26,793,749	14,338,379	—
End of year/period*	$2,242,735	$1,436,616	$27,572,457	$84,039,614	$12,810,657	$14,338,379
* Includes undistributed net investment income (loss) at end of year/period of:	$27,491	$(8,478)	$(1,763,587)	$(1,117,202)	$(155,575)	$49,444

Share Activity:
Class A
Shares Sold	13,439	356,459	108,884	9,919,940	7,426	961,073
Shares Reinvested	36	3,057	—	35,449	101	—
Shares Redeemed	(25,539)	(321,988)	(1,612,775)	(8,152,409)	(40,146)	(841,387)
Net increase (decrease) in shares of Beneficial interest	(12,064)	37,528	(1,503,891)	1,802,980	(32,619)	119,686

Class C
Shares Sold	124	43,581	49,498	1,642,282	2,874	48,293
Shares Reinvested	—	321	—	7,465	—	—
Shares Redeemed	(9,966)	(10,212)	(614,332)	(683,407)	(6,826)	(10,818)
Net increase (decrease) in shares of Beneficial interest	(9,842)	33,690	(564,834)	966,340	(3,952)	37,475

Class I
Shares Sold	114,860	99,017	454,037	10,577,092	232,120	1,158,110
Shares Reinvested	361	576	—	42,335	4,746	—
Shares Redeemed	(3,728)	(52,971)	(3,424,044)	(7,455,069)	(245,100)	(392,345)
Net increase (decrease) in shares of Beneficial interest	111,493	46,622	(2,970,007)	3,164,358	(8,234)	765,765

(a)	The Catalyst/Auctos Multi Strategy Fund commenced operations on August 13, 2015.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst Exceed Defined Risk Fund		Catalyst/Millburn Hedge Strategy Fund (a)		Catalyst Time Value Trading Fund
			(Consolidated)
				For the
	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Year Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
Operations:	(Unaudited)		(Unaudited)		(Unaudited)
Net investment income (loss)	$26,268	$(22,569)	$(447,239)	$(289,282)	$(45,479)	$(442,578)
Net realized gain (loss) on investments	158,532	(1,061,585)	(11,760,414)	9,688,056	253,132	(12,294,207)
Net change in unrealized appreciation (depreciation) on investments	42,351	(69,504)	27,011,341	11,215,193	—	(252,950)
Net increase (decrease) in net assets resulting from operations	227,151	(1,153,658)	14,803,688	20,613,967	207,653	(12,989,735)

Distributions to Shareholders from:
Net investment income
Class A	—	—	(2,470,225)	—	—	—
Class C	—	—	(903,719)	—	—	—
Class I	—	—	(11,035,764)	—	—	—
Net realized gains
Class A	—	(782,416)	(1,180,110)	—	—	(515,421)
Class C	—	(25,367)	(542,190)	—	—	(152,822)
Class I	—	(29,479)	(4,647,556)	—	—	(748,102)

Total distributions to shareholders	—	(837,262)	(20,779,564)	—	—	(1,416,345)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	57,359	509,998	205,198,382	36,299,587	101,266	29,694,800
Class C	2,884	59,500	75,378,158	26,257,339	4,158	883,991
Class I	140,000	50,079	719,249,678	205,124,065	106,124	11,242,340
Reinvestment of distributions
Class A	—	774,760	3,406,481	—	—	493,791
Class C	—	25,367	1,324,099	—	—	142,705
Class I	—	21,302	13,668,535	—	—	732,674
Cost of shares redeemed
Class A	(2,958,415)	(2,994,087)	(48,543,879)	(1,728,667)	(688,814)	(60,557,001)
Class C	(41,569)	(184,236)	(6,161,308)	(725,734)	(111,154)	(1,368,226)
Class I	(49,588)	(915,693)	(66,960,146)	(4,672,720)	(240,057)	(14,277,809)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,849,329)	(2,653,010)	896,560,000	260,553,870	(828,477)	(33,012,735)

Total Increase (Decrease) in Net Assets	(2,622,178)	(4,643,930)	890,584,124	281,167,837	(620,824)	(47,418,815)

Net Assets:
Beginning of year/period	3,018,839	7,662,769	281,167,837	—	4,533,942	51,952,757
End of year/period*	$396,661	$3,018,839	$1,171,751,961	$281,167,837	$3,913,118	$4,533,942
* Includes undistributed net investment income (loss) at end of year/period of:	$23,774	$(2,494)	$(14,631,227)	$6,595,576	$(101,873)	$(56,394)

Share Activity:
Class A
Shares Sold	6,574	48,331	7,061,642	1,358,896	13,175	2,706,511
Shares Reinvested	—	86,662	117,590	—	—	63,306
Shares Redeemed	(328,467)	(329,097)	(1,690,799)	(64,198)	(87,380)	(6,349,933)
Net increase (decrease) in shares of Beneficial interest	(321,893)	(194,104)	5,488,433	1,294,698	(74,205)	(3,580,116)

Class C
Shares Sold	343	5,246	2,619,611	989,768	543	83,353
Shares Reinvested	—	2,893	45,963	—	—	18,485
Shares Redeemed	(4,895)	(19,315)	(215,209)	(27,240)	(14,629)	(157,679)
Net increase (decrease) in shares of Beneficial interest	(4,552)	(11,176)	2,450,365	962,528	(14,086)	(55,841)

Class I
Shares Sold	15,442	4,242	24,850,158	7,774,230	13,672	1,112,228
Shares Reinvested	—	2,372	471,159	—	—	93,693
Shares Redeemed	(5,381)	(83,221)	(154,264)	(173,530)	(30,770)	(1,628,144)
Net increase (decrease) in shares of Beneficial interest	10,061	(76,607)	25,167,053	7,600,700	(17,098)	(422,223)

(a)	The Catalyst/Millburn Hedged Strategy Fund commenced operations on December 28, 2015.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Long/Short Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$9.25		$10.90	$11.62		$10.34	$10.15	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.11		(0.21)	(0.20)		(0.14)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.13)		(1.44)	(0.37)		1.81	0.23	0.18
Total from investment operations	(0.02)		(1.65)	(0.57)		1.67	0.19	0.15

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(0.15)		(0.39)	—	—
Total distributions	—		—	(0.15)		(0.39)	—	—

Net asset value, end of period	$9.23		$9.25	$10.90		$11.62	$10.34	$10.15

Total return (C)	(0.22	)% (D)	(15.14)%	(4.88	)% (J,K)	16.99%	1.87%	1.50	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,055		$3,862	$9,375		$10,541	$2,105	$1,026
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before wavier and reimbursement (H)	4.54	% (E)	4.02%	3.55%		5.63%	4.48%	21.96	% (E)
Expenses, net waiver and reimbursement (H)	2.50	% (E)	3.29%	3.12%		3.60%	2.21%	2.97	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H,I)	0.52	% (E)	(1.71)%	(2.24)%		(3.32)%	(2.70)%	(19.00	)% (E)
Net investment loss, net waiver and reimbursement (H,I)	2.56	% (E)	(2.03)%	(1.81)%		(1.29)%	(0.43)%	(0.01	)% (E)
Portfolio turnover rate	159	% (D)	184%	239%		207%	253%	0	% (D)

	Class C (A)
	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014	June 30, 2013	June 30, 2012
	(Unaudited)
Net asset value, beginning of period	$9.00		$10.68	$11.47		$10.25	$10.13	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.08		(0.28)	(0.27)		(0.22)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.14)		(1.40)	(0.37)		1.83	0.21	0.17
Total from investment operations	(0.06)		(1.68)	(0.64)		1.61	0.12	0.13

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(0.15)		(0.39)	—	—
Total distributions	—		—	(0.15)		(0.39)	—	—

Net asset value, end of period	$8.94		$9.00	$10.68		$11.47	$10.25	$10.13

Total return (C)	(0.67	)% (D)	(15.73)%	(5.56	)% (J,K)	16.53%	1.18%	1.30	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,418		$1,193	$2,444		$2,341	$618	$22
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before wavier and reimbursement (H)	5.34	% (E)	4.77%	4.30%		6.38%	5.23%	22.71	% (E)
Expenses, net waiver and reimbursement (H)	3.25	% (E)	4.11%	3.87%		4.35%	2.96%	3.72	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H)(I)	(0.29	)% (E)	(2.48)%	(2.98)%		(4.11)%	(3.45)%	(19.75	)% (E)
Net investment loss, net waiver and reimbursement (H)(I)	1.80	% (E)	(2.81)%	(2.54)%		(2.08)%	(1.18)%	(0.76	)% (E)
Portfolio turnover rate	159	% (D)	184%	239%		207%	253%	0	% (D)

(A)	The Catalyst Insider Long/Short Fund Class A and Class C shares commenced operations on April 30, 2012.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	3.79	% (E)	2.48%	2.11%	3.48%	3.52%	20.24	% (E)
	Expenses, net waiver and reimbursement	1.75	% (E)	1.75%	1.67%	1.45%	1.25%	1.25	% (E)

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	4.60	% (E)	3.23%	2.86%	4.23%	4.27%	20.99	% (E)
	Expenses, net waiver and reimbursement	2.50	% (E)	2.50%	2.42%	2.20%	2.00%	2.00	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(K)	Includes increase from payments made by the Administrator of 0.26% related to the pricing errors reimbursement. Without these transactions, total return would have been (5.14)% for the A shares and (5.82)% for the C shares.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Long/Short Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$9.32		$10.95	$11.62		$11.87

LOSS FROM INVESTMENT OPERATIONS:
Net investment income (loss)(B)	0.13		(0.17)	(0.25)		(0.01)
Net realized and unrealized loss on investments	(0.14)		(1.46)	(0.27)		(0.24	) (F)
Total from investment operations	(0.01)		(1.63)	(0.52)		(0.25)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		—	(0.15)		—
Total distributions	—		—	(0.15)		—

Net asset value, end of period	$9.31		$9.32	$10.95		$11.62

Total return (C)	(0.11	)% (D)	(14.89)%	(4.44	)% (J,K)	(2.11	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$473		$770	$5,054		$200
Ratios to average net assets (including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	4.31	% (E)	3.77%	3.31%		3.89	% (E)
Expenses, net waiver and reimbursement (H)	2.25	% (E)	2.77%	2.70%		3.25	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement (H)(I)	0.76	% (E)	(1.41)%	(3.01)%		(1.44	)% (E)
Net investment loss, net waiver and reimbursement (H)(I)	2.82	% (E)	(1.68)%	(2.36)%		(0.80	)% (E)
Portfolio turnover rate	159	% (D)	184%	239%		2.07	(D)

(A)	The Catalyst Insider Long/Short Fund Class I commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	3.56	% (E)	2.23%	1.90%	1.89	% (E)
	Expenses, net waiver and reimbursement	1.50	% (E)	1.38%	1.25%	1.25	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(J)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(K)	Includes increase from payments made by the Administrator of 0.26% related to the pricing errors reimbursement. Without these transactions, total return would have been (4.70)%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Commodity Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout Each Period

	Class A		Class C		Class I
	For the	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2016	June 30, 2016 (A)	December 31, 2016	June 30, 2016 (A)	December 31, 2016	June 30, 2016 (A)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.90	$10.00	$10.84	$10.00	$10.92	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.10)	(0.14)	(0.14)	(0.20)	(0.08)	(0.12)
Net realized and unrealized gain(loss) on investments	(0.37)	1.04	(0.37)	1.04	(0.37)	1.04
Total from investment operations	(0.47)	0.90	(0.51)	0.84	(0.45)	0.92

LESS DISTRIBUTIONS:
From net investment income	(0.11)	—	(0.08)	—	(0.12)	—
Total distributions	(0.12)	—	(0.09)	—	(0.13)	—

Net asset value, end of period	$10.31	$10.90	$10.24	$10.84	$10.34	$10.92

Total return (C,D)	(4.30)%	9.00%	(4.58)%	8.40%	(4.12)%	9.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$47,241	$9,107	$9,529	$2,547	$47,939	$6,249
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	2.20%	3.51%	2.96%	4.26%	1.94%	3.26%
Expenses, net waiver and reimbursement (E,F)	2.20%	2.24%	2.96%	2.99%	1.94%	1.99%
Net investment (loss), before waiver and reimbursement (E,F,G)	(1.77)%	(3.02)%	(2.54)%	(3.79)%	(1.50)%	(2.92)%
Net investment (loss), net waiver and reimbursement (E,F,G)	(1.76)%	(1.81)%	(2.53)%	(2.60)%	(1.49)%	(1.58)%
Portfolio turnover rate (D)	8%	194%	8%	194%	8%	194%

(A)	The Catalyst Hedged Commodity Fund Class A, Class C and Class I shares commenced operations on September 30, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Futures Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.41		$10.86	$10.77		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.09)		(0.20)	(0.23)		(0.19)
Net realized and unrealized gain on investments	0.14		0.89	0.42		0.96
Total from investment operations	0.05		0.69	0.19		0.77

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.08)		(0.14)	(0.10)		—
Total distributions	(1.08)		(0.14)	(0.10)		—

Net asset value, end of period	$10.38		$11.41	$10.86		$10.77

Total return (C)	0.80	% (D)	6.39%	1.83%		7.70	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,249,294		$1,096,675	$392,282		$82,458
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (G)	2.17	% (F)	2.17%	2.19%		2.29	% (F)
Ratio of net investment (loss) to average net assets (G,H)	(1.61	)% (F)	(1.80)%	(2.12)%		(2.25	)% (F)
Portfolio turnover rate	177	% (D)	177%	0%		0	% (D)

	Class C (A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.17		$10.71	$10.70		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.14)		(0.28)	(0.30)		(0.26)
Net realized and unrealized gain on investments	0.15		0.88	0.41		0.96
Total from investment operations	0.01		0.60	0.11		0.70

LESS DISTRIBUTIONS:
From net investment income	—		—	—		—
From net realized gains on investments	(1.08)		(0.14)	(0.10)		—
Total distributions	(1.08)		(0.14)	(0.10)		—

Net asset value, end of period	$10.10		$11.17	$10.71		$10.70

Total return (C)	0.37	% (D)	5.63%	1.09	% (E)	7.00	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$395,299		$323,055	$103,602		$13,512
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (G)	2.91	% (F)	2.92%	2.94%		3.04	% (F)
Ratio of net investment (loss) to average net assets (G,H)	(2.36	)% (F)	(2.55)%	(2.87)%		(2.98	)% (F)
Portfolio turnover rate	177	% (D)	177%	0%		0	% (D)

(A)	The Catalyst Hedged Futures Strategy Fund Class A, Class C and Class I shares commenced operations on August 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)	Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Hedged Futures Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the		For the
	Six Months Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015		June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$11.48		$10.90	$10.78		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.08)		(0.17)	(0.20)		(0.17)
Net realized and unrealized gain on investments	0.15		0.89	0.42		0.95
Total from investment operations	0.07		0.72	0.22		0.78

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.08)		(0.14)	(0.10)		—
Total distributions	(1.08)		(0.14)	(0.10)		—

Net asset value, end of period	$10.47		$11.48	$10.90		$10.78

Total return (C)	0.89	% (D)	6.64%	2.11	% (E)	7.80	% (D,E)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,249,597		$1,898,708	$579,682		$62,485
Ratios to average net assets (including interest expense)
Ratio of expenses to average net assets (G)	1.90	% (F)	1.92%	1.94%		2.04	% (F)
Ratio of net investment (loss) to average net assets (G,H)	(1.36	)% (F)	(1.54)%	(1.87)%		(1.96	)% (F)
Portfolio turnover rate	177	% (D)	177%	0%		0	% (D)

(A)	The Catalyst Hedged Futures Strategy Fund Class A, Class C and Class I shares commenced operations on August 30, 2013.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	Not annualized.

(E)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(F)	Annualized.

(G)	Does not include expenses of the underlying investment companies in which the Fund invests.

(H)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Intelligent Alternative Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.84		$9.65	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.17		0.04	0.15
Net realized and unrealized gain (loss) on investments	(0.44)		0.25	(0.45)
Total from investment operations	(0.27)		0.29	(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.01)		(0.07)	(0.05)
From net realized gains on investments	—		(0.03)	(0.00	) (F)
Total distributions	(0.01)		(0.10)	(0.05)

Net asset value, end of period	$9.56		$9.84	$9.65

Total return (C)	(2.65	)% (D)	2.93%	(2.92	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$442		$573	$200
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (I)	5.01	% (E)	4.77%	8.50	% (E)
Expenses, net waiver and reimbursement (I)	0.60	% (E)	0.68%	2.07	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment (loss), before waiver and reimbursement (I,J)	(1.03	)% (E)	(3.13)%	(4.76	)% (E)
Net investment income (loss), net waiver and reimbursement (I,J)	3.38	% (E)	0.45%	1.66	% (E)
Portfolio turnover rate	137	% (D)	137%	366	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$9.75		$9.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.17		(0.03)	0.01
Net realized and unrealized gain (loss) on investments	(0.47)		0.23 (k)	(0.37)
Total from investment operations	(0.30)		0.20	(0.36)

LESS DISTRIBUTIONS:
From net investment income	—		(0.06)	—
From net realized gains on investments	—		(0.03)	(0.00	) (F)
Total distributions	—		(0.09)	(0.00)

Net asset value, end of period	$9.45		$9.75	$9.64

Total return (C)	(2.98	)% (D)	2.04%	(3.56	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$234		$337	$9
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement (I)	5.64	% (E)	5.52%	9.25	% (E)
Expenses, net waiver and reimbursement (I)	1.35	% (E)	1.38%	2.82	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment (loss), before waiver and reimbursement (I.J)	(0.75	)% (E)	(5.42)%	(6.29	)% (E)
Net investment income (loss), net waiver and reimbursement (I.J)	3.55	% (E)	1.12%	0.13	% (E)
Portfolio turnover rate	137	% (D)	137%	366	% (D)

(A)	The Catalyst Absolute Total Return Fund Class A, Class C and Class I shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents less than $0.01 per share.

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	5.01	% (E)	4.76%	8.47	% (E)
	Expenses, net waiver and reimbursement	0.60	% (E)	0.67%	1.99	% (E)

(H)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	5.64	% (E)	5.51%	9.22	% (E)
	Expenses, net waiver and reimbursement	1.35	% (E)	1.37%	2.74	% (E)

(I)	Does not include expenses of the underlying investment companies in which the Fund invests.

(J)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(k)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Intelligent Alternative Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I (A)
For the	For the	For the
Six Months Ended	Year Ended	Period Ended
December 31, 2016	June 30, 2016	June 30, 2015
(Unaudited)
Net asset value, beginning of period	$9.84	$9.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.30	0.06	0.25
Net realized and unrealized gain (loss) on investments	(0.55)	0.24	(K)	(0.55)
Total from investment operations	(0.25)	0.30	(0.30)

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.07)	(0.06)
From net realized gains on investments	—	(0.03)	(0.00	) (F)
Total distributions	(0.09)	(0.10)	(0.06)

Net asset value, end of period	$9.50	$9.84	$9.64

Total return (C)	(2.48	)% (D)	3.11%	(2.98	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,567	$526	$66
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement (H)	4.13	% (E)	4.52%	8.25	% (E)
Expenses, net waiver and reimbursement (H)	0.35	% (E)	0.46%	1.82	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment income (loss), before waiver and reimbursement (H,I)	2.30	% (E)	(4.50)%	(3.98	)% (E)
Net investment income, net waiver and reimbursement (H,I)	6.07	% (E)	1.12%	2.45	% (E)
Portfolio turnover rate	137	% (D)	137%	366	% (D)

(A)	The Catalyst Absolute Total Return Fund Class A, Class C and Class I shares commenced operations on July 31, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Represents less than $0.01 per share.

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	4.13	% (E)	4.51%	8.22	% (E)
	Expenses, net waiver and reimbursement	0.35	% (E)	0.45%	1.74	% (E)

(H)	Does not include expenses of the underlying investment companies in which the Fund invests.

(I)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(K)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Macro Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

Class A (A)
For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Period Ended
December 31, 2016	June 30, 2016	June 30, 2015	June 30, 2014
(Unaudited)
Net asset value, beginning of period	$9.94	$10.67	$10.26	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.05)	(0.31)	(0.13)	0.01
Net realized and unrealized gain (loss) on investments	(1.70)	(0.33)	1.97	(J)	0.25
Total from investment operations	(1.75)	(0.64)	1.84	0.26

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.08)	—
From net realized gains on investments	(0.09)	(0.09)	(1.35)	—
Total distributions	(0.09)	(0.09)	(1.43)	—

Net asset value, end of period	$8.10	$9.94	$10.67	$10.26

Total return (C)	(18.67	)% (D)	(6.15)%	20.94%	2.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,836	$28,328	$11,090	$5,560
Ratios to average net assets(including interest expense) (H)
Expenses, before waiver and reimbursement/recapture (F)	3.87	% (E)	2.84%	2.51%	2.22	% (E)
Expenses, net waiver and reimbursement/recapture (F)	3.47	% (E)	2.80%	2.09%	1.95	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment income (loss), before waiver and reimbursement/recapture (F,G)	(1.57	)% (E)	(2.66)%	(1.69)%	0.10	% (E)
Net investment income (loss), net waiver and reimbursement/recapture (F,G)	(1.17	)% (E)	(2.62)%	(1.28)%	0.37	% (E)
Portfolio turnover rate	244	% (D)	606%	607%	204	% (D)

Class C (A)
For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Period Ended
December 31, 2016	June 30, 2016	June 30, 2015	June 30, 2014
(Unaudited)
Net asset value, beginning of period	$9.90	$10.70	$10.24	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.09)	(0.29)	(0.11)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.69)	(0.42)	1.92	(J)	0.25
Total from investment operations	(1.78)	(0.71)	1.81	0.24

LESS DISTRIBUTIONS:
From net investment income	—	—	—	—
From net realized gains on investments	(0.09)	(0.09)	(1.35)	—
Total distributions	(0.09)	(0.09)	(1.35)	—

Net asset value, end of period	$8.03	$9.90	$10.70	$10.24

Total return (C)	(19.05	)% (D)	(6.79)%	20.53%	2.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,107	$10,681	$1,175	$32,046
Ratios to average net assets(including interest expense) (I)
Expenses, before waiver and reimbursement/recapture (F)	4.63	% (E)	3.76%	3.26%	2.97	% (E)
Expenses, net waiver and reimbursement/recapture (F)	4.22	% (E)	3.62%	2.84%	2.70	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment (loss), before waiver and reimbursement/recapture (F,G)	(2.36	)% (E)	(2.70)%	(1.48)%	(0.59	)% (E)
Net investment (loss), net waiver and reimbursement/recapture (F,G)	(1.95	)% (E)	(2.56)%	(1.06)%	(0.32	)% (E)
Portfolio turnover rate	244	% (D)	606%	607%	204	% (D)

(A)	The Catalyst Macro Strategy Fund Class A, Class C shares commenced operations on March 11, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement/recapture	2.36	% (E)	1.99%	2.37%	2.22	% (E)
	Expenses, net waiver and reimbursement/recapture	1.95	% (E)	1.95%	1.95%	1.95	% (E)

(I)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement/recapture	3.12	% (E)	2.84%	3.12%	2.97	% (E)
	Expenses, net waiver and reimbursement/recapture	2.70	% (E)	2.70%	2.70%	2.70	% (E)

(J)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Macro Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

Class I (A)
For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Period Ended
December 31, 2016	June 30, 2016	June 30, 2015	June 30, 2014
(Unaudited)
Net asset value, beginning of period	$9.97	$10.69	$10.26	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.05)	(0.23)	(0.13)	0.02
Net realized and unrealized gain (loss) on investments	(1.70)	(0.40)	2.02	(I)	0.24
Total from investment operations	(1.75)	(0.63)	1.89	0.26

LESS DISTRIBUTIONS:
From net investment income	—	—	(0.11)	—
From net realized gains on investments	(0.09)	(0.09)	(1.35)	—
Total distributions	(0.09)	(0.09)	(1.46)	—

Net asset value, end of period	$8.13	$9.97	$10.69	$10.26

Total return (C)	(18.62	)% (D)	(6.04)%	21.49%	2.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$12,630	$45,215	$14,529	$5,336
Ratios to average net assets(including interest expense) (H)
Expenses, before waiver and reimbursement (F)	3.60	% (E)	2.66%	2.26%	1.97	% (E)
Expenses, net waiver and reimbursement (F)	3.22	% (E)	2.57%	1.84%	1.70	% (E)
Ratios of net Investment income (loss) (including interest expense)
Net investment income (loss), before waiver and reimbursement (F,G)	(1.36	)% (E)	(2.10)%	(1.69)%	0.31	% (E)
Net investment income (loss), net waiver and reimbursement (F,G)	(0.98	)% (E)	(2.01)%	(1.27)%	0.58	% (E)
Portfolio turnover rate	244	% (D)	606%	607%	204	% (D)

(A)	The Catalyst Macro Strategy Fund Class I shares commenced operations on March 11, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Ratios to average net assets (excluding interest expense)
	Expenses, before waiver and reimbursement	2.09	% (E)	1.79%	2.12%	1.97	% (E)
	Expenses, net waiver and reimbursement	1.70	% (E)	1.70%	1.70%	1.70	% (E)

(I)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2015, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Auctos Multi-Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout The Period

Class A (A)	Class C (A)	Class I (A)
For the	For the	For the	For the	For the	For the
Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
(Unaudited)	(Unaudited)	(Unaudited)
Net asset value, beginning of period	$15.51	$15.55	$15.40	$15.55	$15.55	$15.55

INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.10)	(0.27)	(0.20)	(0.36)	(0.13)	(0.23)
Net realized and unrealized gain (loss) on investments	(0.78)	0.23	(F)	(0.72)	0.21	(F)	(0.74)	0.23	(F)
Total from investment operations	(0.88)	(0.04)	(0.92)	(0.15)	(0.87)	0.00

LESS DISTRIBUTIONS:
From net investment income	(0.02)	—	—	—	(0.10)	—
Total distributions	(0.02)	—	—	—	(0.10)	—

Net asset value, end of period	$14.61	$15.51	$14.48	$15.40	$14.58	$15.55

Total return (C,D)	(5.67)%	(0.26)%	(5.97)%	(0.96)%	(5.57)%	0%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,273	$1,856	$486	$577	$11,052	$11,905
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.73%	3.15%	3.49%	3.90%	2.48%	2.90%
Expenses, net waiver and reimbursement (E)	2.24%	2.24%	2.99%	2.99%	1.99%	1.99%
Net investment loss, before waiver and reimbursement (E)	(1.82)%	(2.52)%	(3.09)%	(3.68)%	(2.25)%	(2.78)%
Net investment loss net waiver and reimbursement (E)	(1.34)%	(1.94)%	(2.60)%	(2.70)%	(1.77)%	(1.72)%
Portfolio turnover rate (D)	0%	0%	0%	0%	0%	0%

(A)	The Catalyst/Auctos Multi-Strategy Fund Class A, Class C and Class I shares commenced operations on August 13, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2016, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Exceed Defined Risk Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$8.40		$11.94	$10.64	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	0.10		(0.04)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.67		(1.90)	1.55	0.65
Total from investment operations	0.77		(1.94)	1.52	0.64

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.60)	(0.22)	—
Total distributions	—		(1.60)	(0.22)	—

Net asset value, end of period	$9.17		$8.40	$11.94	$10.64

Total return (C)	9.17	% (D)	(17.03)%	14.34%	6.40	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$202		$2,888	$6,426	$5,879
Ratios to average net assets (including dividend and interest expense) (F)
Expenses, before waiver and reimbursement	4.09	% (E)	2.86%	2.42%	4.62	% (E)
Expenses, net waiver and reimbursement	1.53	% (E)	1.51%	1.50%	1.50	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(0.36	)% (E)	(1.77)%	(1.14)%	(3.35	)% (E)
Net investment income (loss), net waiver and reimbursement	2.21	% (E)	(0.40)%	(0.23)%	(0.23	)% (E)
Portfolio turnover rate	74	% (D)	153%	216%	38	% (D)

	Class C (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$8.21		$11.80	$10.59	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	0.02		(0.12)	(0.15)	(0.05)
Net realized and unrealized gain (loss) on investments	0.68		(1.87)	1.58	0.64
Total from investment operations	0.70		(1.99)	1.43	0.59

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.60)	(0.22)	—
Total distributions	—		(1.60)	(0.22)	—

Net asset value, end of period	$8.91		$8.21	$11.80	$10.59

Total return (C)	8.53	% (D)	(17.70)%	13.55%	5.90	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$21		$57	$214	$9
Ratios to average net assets(including dividend and interest expense) (G)
Expenses, before waiver and reimbursement	6.31	% (E)	3.61%	3.17%	5.37	% (E)
Expenses, net waiver and reimbursement	2.28	% (E)	2.24%	2.25%	2.25	% (E)
Ratios of net Investment loss (including dividend and interest expense)
Net investment (loss), before waiver and reimbursement	(3.52	)% (E)	(2.53)%	(2.15)%	(4.10	)% (E)
Net investment income (loss), net waiver and reimbursement	0.51	% (E)	(1.21)%	(1.24)%	(0.98	)% (E)
Portfolio turnover rate	74	% (D)	153%	216%	38	% (D)

(A)	The Catalyst Lyons Hedged Premium Return Fund Class A and Class C shares commenced operations on December 31, 2013, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized

(F)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	4.06	% (E)	2.85%	2.42%	4.62	% (E)
	Expenses, net waiver and reimbursement	1.50	% (E)	1.50%	1.50%	1.50	% (E)

(G)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	6.29	% (E)	3.60%	3.17%	5.37	% (E)
	Expenses, net waiver and reimbursement	2.25	% (E)	2.25%	2.25%	2.25	% (E)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Exceed Defined Risk Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015	June 30, 2014
	(Unaudited)
Net asset value, beginning of period	$8.44		$11.97	$10.63	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	0.10		(0.05)	0.04	(0.00	) (F)
Net realized and unrealized gain (loss) on investments	0.67		(1.88)	1.52	(0.04	) (G)
Total from investment operations	0.77		(1.93)	1.56	(0.04)

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.60)	(0.22)	—
Total distributions	—		(1.60)	(0.22)	—

Net asset value, end of period	$9.21		$8.44	$11.97	$10.63

Total return (C)	9.12	% (D)	(16.90)%	14.73%	(0.37	)% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$174		$74	$1,023	$53
Ratios to average net assets(including dividend and interest expense) (H)
Expenses, before waiver and reimbursement	5.90	% (E)	2.61%	2.17%	2.96	% (E)
Expenses, net waiver and reimbursement	1.27	% (E)	1.26%	1.25%	1.25	% (E)
Ratios of net Investment income (loss) (including dividend and interest expense)
Net investment loss, before waiver and reimbursement	(2.31	)% (E)	(1.54)%	(0.55)%	(2.28	)% (E)
Net investment Income (loss), net waiver and reimbursement	2.31	% (E)	(0.43)%	0.37%	(0.57	)% (E)
Portfolio turnover rate	74	% (D)	153%	216%	38	% (D)

(A)	The Catalyst Lyons Hedged Premium Return Fund Class I shares commenced operations on December 31, 2013, Class I shares commenced operations on June 6, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized

(F)	Represents an amount less than $0.01 per share.

(G)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ended June 30, 2014, primarily due to the class launching on June 6, 2014 which does not represent a full year.

(H)	Ratios to average net assets (excluding dividend and interest expense)
	Expenses, before waiver and reimbursement	5.88	% (E)	2.60%	2.17%	2.96	% (E)
	Expenses, net waiver and reimbursement	1.25	% (E)	1.25%	1.25%	1.25	% (E)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/Millburn Hedge Strategy Fund
Financial Highlights (Consolidated)

For a Share Outstanding Throughout The Period

	Class A (A)		Class C (A)		Class I (A)
	For the	For the	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016	December 31, 2016	June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$28.51	$25.00	$28.40	$25.00	$28.54	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (B)	(0.05)	(0.05)	(0.14)	(0.16)	0.01	(0.07)
Net realized and unrealized gain on investments	0.77	3.56	0.74	3.56	0.74	3.61
Total from investment operations	0.72	3.51	0.60	3.40	0.75	3.54

LESS DISTRIBUTIONS:
From net investment income	(0.35)	—	(0.27)	—	(0.38)	—
Total distributions	(0.52)	—	(0.44)	—	(0.55)	—

Net asset value, end of period	$28.71	$28.51	$28.56	$28.40	$28.74	$28.54

Total return (C,D,H)	2.56%	14.04%	2.19%	13.60%	2.69%	14.16%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$194,718	$36,915	$97,469	$27,332	$879,566	$216,921
Ratios to average net assets
Expenses, before waiver and reimbursement (E,F)	2.08%	2.25%	2.83%	3.00%	1.83%	2.00%
Expenses, net waiver and reimbursement (E,F)	2.08%	2.24%	2.83%	2.99%	1.83%	1.99%
Net investment income (loss), before waiver and reimbursement (E,F,G)	(0.34)%	(0.38)%	(1.00)%	(1.24)%	0.04%	(0.52)%
Net investment income (loss), net waiver and reimbursement (E,F,G)	(0.34)%	(0.35)%	(1.00)%	(1.22)%	0.04%	(0.51)%
Portfolio turnover rate (D)	1%	1%	1%	1%	1%	1%

(A)	The Catalyst/Millburn Hedge Strategy Fund Class A, Class C and Class I shares commenced operations on December 28, 2015.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	Does not include expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Time Value Trading Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class A (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$7.57		$11.16	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.08)		(0.21)	(0.15)
Net realized and unrealized gain (loss) on investments	0.43		(1.97)	1.31
Total from investment operations	0.35		(2.18)	1.16

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.41)	—
Total distributions	—		(1.41)	—

Net asset value, end of period	$7.92		$7.57	$11.16

Total return (C)	4.62	% (D)	(19.89)%	11.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,232		$2,694	$43,910
Ratios to average net assets
Expenses, before waiver and reimbursement	4.19	% (E)	2.65%	2.93	% (E)
Expenses, net waiver and reimbursement	2.24	% (E)	2.24%	2.24	% (E)
Net investment (loss), before waiver and reimbursement	(3.97	)% (E)	(2.42)%	(2.87	)% (E)
Net investment (loss), net waiver and reimbursement	(2.02	)% (E)	(2.15)%	(2.18	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

	Class C (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$7.45		$11.08	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (B)	(0.11)		(0.25)	(0.20)
Net realized and unrealized gain (loss) on investments	0.43		(1.97)	1.28
Total from investment operations	0.32		(2.22)	1.08

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.41)	—
Total distributions	—		(1.41)	—

Net asset value, end of period	$7.77		$7.45	$11.08

Total return (C)	4.30	% (D)	(20.46)%	10.80	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$345		$436	$1,267
Ratios to average net assets
Expenses, before waiver and reimbursement	4.95	% (E)	3.40%	3.68	% (E)
Expenses, net waiver and reimbursement	2.99	% (E)	2.99%	2.99	% (E)
Net investment (loss), before waiver and reimbursement	(4.72	)% (E)	(3.73)%	(3.62	)% (E)
Net investment (loss), net waiver and reimbursement	(2.77	)% (E)	(2.83)%	(2.93	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

(A)	The Catalyst/Time Value Trading Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any.

Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Time Value Trading Fund
Financial Highlights

For a Share Outstanding Throughout Each Period

	Class I (A)
	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	December 31, 2016		June 30, 2016	June 30, 2015
	(Unaudited)
Net asset value, beginning of period	$7.59		$11.16	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment (loss) (B)	(0.07)		(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	0.44		(1.99)	1.29
Total from investment operations	0.37		(2.16)	1.16

LESS DISTRIBUTIONS:
From net realized gains on investments	—		(1.41)	—
Total distributions	—		(1.41)	—

Net asset value, end of period	$7.96		$7.59	$11.16

Total return (C)	4.87	% (D)	(19.71)%	11.60	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,336		$1,405	$6,776
Ratios to average net assets
Expenses, before waiver and reimbursement	3.95	% (E)	2.40%	2.68	% (E)
Expenses, net waiver and reimbursement	1.99	% (E)	1.99%	1.99	% (E)
Net investment (loss), before waiver and reimbursement	(3.72	)% (E)	(2.51)%	(2.62	)% (E)
Net investment (loss), net waiver and reimbursement	(1.77	)% (E)	(1.83)%	(1.93	)% (E)
Portfolio turnover rate	0	% (D)	0%	0	% (D)

(A)	The Catalyst/Time Value Trading Fund Class A, Class C and Class I shares commenced operations on November 7, 2014.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends Had the Advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Not annualized.

(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2016	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following nine series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisors, LLC (the “Manager” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Long/Short (“Insider Long/Short”)		Long-term capital appreciation with low volatility and low correlation to the equity market
Catalyst Hedged Commodity Strategy (“Hedged Commodity”)		Capital appreciation uncorrelated to global equity or commodity markets
Catalyst Hedged Futures Strategy (“Hedged Futures”)		Capital appreciation and capital preservation in all market conditions with low volatility and low correlation to the U.S. equity market
Catalyst Intelligent Alternative (“Intelligent Alternative”)		Capital appreciation with low correlation to U.S. equity market with a secondary objective of capital preservation
Catalyst Macro Strategy (“Macro Strategy”)		Capital appreciation with positive returns in all market conditions
Catalyst/Auctos Multi Strategy (“Auctos Multi Strategy”)		Capital appreciation uncorrelated to global equity markets
Catalyst Exceed Defined Risk (“Exceed Defined Risk”)		Capital appreciation and preservation of capital
Catalyst/Millburn Hedge Strategy (“Millburn Hedge Strategy”)		Superior risk-adjusted returns as compared with a typical long only, non-leveraged equity portfolio
Catalyst Time Value Trading (“Time Value Trading”)	ITB Capital Advisors, LLC	Capital appreciation with low correlation to the equity markets

The Funds are non-diversified except Catalyst Insider Long/Short Fund and Catalyst Time Value Trading Fund which are diversified.

Effective December 28, 2016 the Catalyst/Lyons Premium return Fund changed its name to Catalyst Exceeds Defined Risk Fund. The Fund also changed its Investment objective and the Sub Advisor for the Fund.

The Catalyst Insider Long/Short Fund acquired all the assets, subject to the liabilities of the Catalyst Hedged Insider Buying Fund pursuant to a plan of reorganization as of the close of business December 30, 2016. The net assets of $1,290,034, $593,547 and $142,495 from Catalyst Hedged Insider Buying Fund for Cl A, Cl C and CL I respectively received 139,694, 66,427, and 15,296 shares of Catalyst Insider Long/Short Fund Cl A, Cl C and CL I respectively.

Currently, all Funds offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

a)        Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “open-end funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016, for each Fund’s assets and liabilities measured at fair value:

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Insider Long/Short
Assets(a,b)	Level 1	Level 2	Level 3	Total
Common Stock	$4,827,174	$—	$—	$4,827,174
Short-Term Investments	241,290	—	—	241,290
Total Assets	$5,068,464	$—	$—	$5,068,464
Liabilities(a,b)
Common Stock Sold Short	$855,063	$—	$—	$855,063
Total Liabilities	$855,063	$—	$—	$855,063

Hedged Commodity
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$7,825,825	$—	$—	$7,825,825
Put Options Purchased	6,556,300	—	—	6,556,300
Call Options Purchased	1,757,900	—	—	1,757,900
United States Government Securities	19,933,806	—	—	19,933,806
Private Investment Funds	—	10,102,543	—	10,102,543
Short-Term Investments	54,718,781	—	—	54,718,781
Total Assets	$90,792,612	$10,102,543	$—	$100,895,155
Liabilities(a,b)
Put Options Written	$12,401,650	$—	$—	$12,401,650
Call Options Written	1,721,850	—	—	1,721,850
Total Liabilities	$14,123,500	$—	$—	$14,123,500

Hedged Futures
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$359,511,250	$—	$—	$359,511,250
Call Options Purchased	449,775,000	—	—	449,775,000
Private Investment Funds	—	70,483,200	—	70,483,200
U.S. Government Securities	—	1,797,959,925	—	1,797,959,925
Short-Term Investments	1,371,887,180	—	—	1,371,887,180
Total Assets	$2,181,173,430	$1,868,443,125	$—	$4,049,616,555
Liabilities(a,b)
Call Options Written	$550,112,500	$—	$—	$550,112,500
Total Liabilities	$550,112,500	$—	$—	$550,112,500

Intelligent Alternative
Assets(a,b)	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,076,497	$—	$—	$2,076,497
Short-Term Investments	71,719	—	—	71,719
Total Assets	$2,148,216	$—	$—	$2,148,216

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Macro Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,424	$—	$—	$5,424
Mutual Funds	1,531	—	—	1,531
Corporate Bonds	—	1,678,132	—	1,678,132
Put Options Purchased	5,668,477	—	—	5,668,477
Call Options Purchased	3,036,874	—	—	3,036,874
Short-Term Investments	12,103,626	—	—	12,103,626
U.S. Government Securities	—	6,580,339	—	6,580,339
Total Assets	$20,815,932	$8,258,471	$—	$29,074,403

Auctos Multi Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$10,770,843	—	—	$10,770,843
Total Assets	$10,770,843	—	—	$10,770,843
Derivatives(a,b)
Assets
Futures Contracts	$135,593	$—	$—	$135,593
Liabilities
Futures Contracts	(112,447)	—	—	(112,447)
Total Derivatives	$23,146	—	—	$23,146

Exceed Defined Risk
Assets(a,b)	Level 1	Level 2	Level 3	Total
United States Government Securities	$249,765	$—	$—	$249,765
Call Options Purchased	—	14,304	—	14,304
Short-Term Investments	46,210	—	—	46,210
Total Assets	$295,975	$14,304	$—	$310,279
Liabilities(a,b)
Call Option Written	$—	$5,140	$—	$5,140
Put Options Written	—	2,064	—	2,064
Total	$—	$7,204	$—	$7,204

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Millburn Hedge Strategy
Assets(a,b)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$654,087,757	$—	$—	$654,087,757
United States Government Securities	—	328,016,567	—	328,016,567
Short-Term Investments	116,956,779	—	—	116,956,779
Total Assets	$771,044,536	$328,016,567	$—	$1,099,061,103
Derivatives(a,b)
Assets
Futures Contracts	$16,470,126	$—	$—	$16,470,126
Forward Contracts	—	10,442,392	—	10,442,392
Total	$16,470,126	$10,442,392	$—	$26,912,518
Liabilities
Futures Contracts	$7,050,743	$—	$—	$7,050,743
Forward Contracts	—	4,982,987	—	4,982,987
Total	$7,050,743	$4,982,987	$—	$12,033,730

Time Value Trading
Assets(a,b)	Level 1	Level 2	Level 3	Total
Short-Term Investments	$228,711	$—	$—	$228,711
Total Assets	$228,711	$—	$—	$228,711

The Funds did not hold any Level 3 securities during the period.

(a)	Refer to the Portfolio of Investments for security classifications.

(b)	There were no transfers into or out of Level 1 and Level 2 during the period. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b)          Accounting for Options – The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options). For the period ended December 31, 2016, Insider Long/Short, Hedged Commodity, Hedged Futures, Intelligent Alternative, Macro Strategy, Exceed Defined Risk, and Time Value Trading invested in options.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

A summary of option contracts written during the six months ended December 31, 2016, were as follows:

Hedged Commodity	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	1,465	$556,320	475	$144,550
Options written	22,050	9,246,288	18,145	24,701,607
Options covered	(4,795)	(2,355,642)	(7,880)	(7,516,708)
Options exercised	—	—	—	—
Options expired	(9,495)	(4,079,036)	(6,715)	(2,390,607)
Options outstanding, end of period	9,225	$3,367,930	4,025	$14,938,842

Hedged Futures	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	268,475	$455,422,500	14,000	$18,567,500
Options written	264,094	576,998,517	7,000	8,090,000
Options covered	(206,100)	(374,014,287)	—	—
Options exercised	—	—	—	—
Options expired	(217,719)	(370,674,088)	(21,000)	(26,657,500)
Options outstanding, end of period	108,750	$287,732,642	—	$—

Macro Strategy	Call Options Written
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	43,927	$10,587,449
Options written	43,137	3,146,433
Options covered	(56,641)	(8,880,052)
Options exercised	—	—
Options expired	(30,423)	(4,853,830)
Options outstanding, end of period	—	$—

Exceed Defined Risk	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	—	$—	13	$26,818
Options written	31	10,992	55	154,115
Options covered	(2)	(1,667)	(33)	(17,701)
Options exercised	—	—
Options expired	(21)	(3,868)	(29)	(79,059)
Options outstanding, end of period	8	$5,457	6	$84,174

Time Value Trading	Call Options Written		Put Options Written
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	—	$—	—	$—
Options written	700	509,396	1,059	800,886
Options covered	(578)	(442,500)	(555)	(417,862)
Options exercised	—	—	—	—
Options expired	(122)	(66,896)	(504)	(383,024)
Options outstanding, end of period	—	$—	—	$—

Futures Contracts – Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash,

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Consolidation of Subsidiaries – CHCSF Fund Limited (Hedged Commodity-CFC), CAMFMSF Fund Limited (Auctos-CFC) and CMHSF Fund Limited (Millburn-CFC) the (“CFCs”) The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Funds include the accounts of Hedged Commodity, Auctos Multi Strategy and Millburn Hedge Strategy, which include the accounts of Hedged Commodity-CFC, Auctos-CFC and Millburn-CFC, respectively which all are wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to affect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the each Funds’ investment in the CFCs is as follows:

	Inception Date of	CFC Net Assets as of	% of Net Assets as of
	CFC	December 31, 2016	December 31, 2016
Hedged Commodity – CFC	6/25/2015	$ 22,309,396	21.4%
Auctos –CFC	6/25/2015	1,034,110	8.1%
Millburn - CFC	11/2/2015	15,317,445	13.1%

For tax purposes, the CFCs are an exempted Cayman investment company. The CFCs have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income. In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

Derivatives Risk. The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at December 31, 2016, were as follows:

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Hedged Commodity
	Put options purchased	Commodity	Investments in securities, at value	$6,556,300
	Call options purchased	Commodity	Investments in securities, at value	1,757,900
	Put options written	Commodity	Options written	(12,401,650)
	Call options written	Commodity	Options written	(1,721,850)
			Totals	$(5,809,300)
Hedged Futures
	Call options purchased	Equity	Investments in securities, at value	449,625,000
	Call options written	Equity	Options written	(550,122,500)
			Totals	$(100,497,500)
Macro Strategy
	Put options purchased	Equity	Investments in securities, at value	$5,668,447
	Call options purchased	Equity	Investments in securities, at value	3,036,874
			Totals	$8,705,321

Auctos Multi Strategy
	Futures	Equity	Futures unrealized appreciation	$41,503
		Equity	Futures unrealized depreciation	(34,426)
		Interest Rate	Futures unrealized appreciation	24,068
		Interest Rate	Futures unrealized depreciation	(38,863)
		Commodity	Futures unrealized appreciation	600,917
		Commodity	Futures unrealized depreciation	(583,200)
		Currency	Futures unrealized appreciation	58,925
		Currency	Futures unrealized depreciation	(45,778)
			Totals	$23,146

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

			Location of derivatives on Statements	Fair value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Exceed Defined Risk
	Call options purchased	Equity	Investments in securities, at value	$14,304
	Call options written	Equity	Options written	(5,140)
	Put options written	Equity	Options written	(2,064)
			Totals	$7,100
Millburn Hedge Strategy
	Futures Contracts	Commodity	Futures unrealized appreciation	$609,651
	Futures Contracts	Commodity	Futures unrealized depreciation	(2,601,887)
	Futures Contracts	Equity	Futures unrealized appreciation	85,490
	Futures Contracts	Equity	Futures unrealized depreciation	(1,193,764)
	Futures Contracts	Interest Rate	Futures unrealized appreciation	15,774,985
	Futures Contracts	Interest Rate	Futures unrealized depreciation	(3,238,467)
	Forward Contracts	Currency	Unrealized appreciation on forward currency contracts	10,442,392
	Forward Contracts	Currency	Unrealized depreciation on forward currency contracts	(4,982,987)
			Totals	$14,895,413

The effect of derivative instruments on the Statements of Operations for the period ended December 31, 2016, were as follows:

				Realized and unrealized gain
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	(loss) on derivatives
Hedged Commodity
	Options purchased	Commodity	Net realized loss on options purchased	$(10,788,201)
	Options purchased	Equity	Net realized loss on options purchased	(94,400)
	Options written	Commodity	Net realized gain on options written	6,135,201
	Options purchased	Commodity	Net change in unrealized depreciation on options purchased	(3,105,799)
	Options written	Commodity	Net change in unrealized appreciation on options written	3,677,658
	Futures	Equity	Net realized loss on futures	(412,019)
			Totals	$(4,587,560)
Hedged Futures
	Options purchased	Equity	Net realized loss on options purchased	$(108,015,378)
	Options written	Equity	Net realized gain on options written	378,389,438
	Futures	Equity	Net realized gain on futures	52,064,702
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	223,156,844
	Options written	Equity	Net change in unrealized depreciation on options written	(503,974,733)
			Totals	$41,620,873
Macro Strategy
	Options purchased	Equity	Net realized gain on options purchased	$6,856,407
	Options written	Equity	Net realized loss on options written	(12,395,877)
	Options purchased	Equity	Net change in unrealized depreciation on options purchased	(1,313,140)
	Options written	Equity	Net change in unrealized appreciation on options written	1,502,956
			Totals	$(5,349,654)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Auctos Multi Strategy
	Futures	Equity	Net realized gain on futures	$95,505
		Commodity	Net realized loss on futures	(106,801)
		Currency	Net realized gain on futures	80,527
		Interest Rate	Net realized loss on futures	(354,437)
	Futures	Equity	Net change in unrealized depreciation on futures	$(28,541)
		Commodity	Net change in unrealized depreciation on futures	(117,224)
		Currency	Net change in unrealized depreciation on futures	(8,327)
		Interest Rate	Net change in unrealized depreciation on futures	(308,368)
			Totals	$(747,666)
Exceed Defined Risk
	Options purchased	Equity	Net realized loss on options purchased	$(113,787)
	Options written	Equity	Net realized gain on options written	82,927
	Options purchased	Equity	Net change in unrealized appreciation on options purchased	8,535
	Options written	Equity	Net change in unrealized depreciation on options written	(9,999)
			Totals	$(32,324)
Millburn Hedge Strategy
	Futures	Commodity	Net realized loss on futures	(17,468,032)
		Equity	Net realized gain on futures	25,803,056
		Interest Rate	Net realized loss on futures	(32,766,514)
	Forward Contracts	Foreign Exchange	Net realized gain on forward contracts	12,538,933
	Futures	Commodity	Net change in unrealized depreciation on futures	(2,946,122)
		Equity	Net change in unrealized depreciation on futures	6,405,544
		Interest Rate	Net change in unrealized depreciation on futures	(1,557,244)
	Forward Contracts	Foreign Exchange	Net change in unrealized appreciation on forward contracts	4,597,329
			Totals	$6,499,507
Time Value Trading
	Options purchased	Equity	Net realized gain on options purchased	$37,387
	Options written	Equity	Net realized gain on options written	234,873
	Futures	Equity	Net realized loss on futures	(19,128)
			Totals	$253,132

The notional value of derivative instruments outstanding as of December 31, 2106, as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following table presents the Funds’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of December 31, 2016:

			Gross Amounts of Assets Presented in the
			Statement of Assets & Liabilities
		Gross Amounts of	Financial
		Recognized	Instruments		Cash Collateral	Net Amount of
	Counterparty	Liabilities	Pledged		Pledged	Assets
Insider Long/Short
Description of Liability:
Securities Sold Short	Pershing	$855,063	$855,063	(2)	$—	$—
Total		$855,063	$855,063		$—	$—
Hedged Commodity
Description of Asset:
Options Purchased Contracts	Wedbush	$8,314,200	$14,123,500		$—	$(5,809,300)

Description of Liability:
Options Written Contracts	Wedbush	$14,123,500	$(14,123,500	) (2)	$—	$—
Total		$(5,809,300)	$28,247,000		$—	$(5,809,300)

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

				Gross Amounts of Assets Presented in the
				Statement of Assets & Liabilities
		Gross Amounts of		Financial
		Recognized		Instruments		Cash Collateral	Net Amount of
	Counterparty	Liabilities		Pledged		Pledged	Assets
Hedged Futures
Description of Asset:
Options Purchased Contracts ^		$449,625,000	(1)	$(449,625,000	) (2)	$—	$—
Description of Liability:
Options Written Contracts ^		$550,285,000	(1)	$449,625,000	(2)	$100,660,000	$—
^ Counterparties used: HSBC, ADM Investor Services, RBC Capital Markets, Wedbush, Wells Fargo, Gain Capital Group, Rosenthal Collins Group and ED&F Man.
Auctos Multi Strategy
Description of Asset:
Futures Contracts	Wells Fargo	$725,413	(1)	$(702,267	) (2)	$—	$23,146
Total		$725,413		$(702,267)		$—	$23,146
Description of Liability:
Futures Contracts		$702,267	(1)	$(702,267	) (2)	$—	$—
Total		$702,267		$(702,267)		$—	$—
Exceed Defined Risk
Description of Asset:
Options Purchased Contracts	Pershing	$14,304	(1)	$14,304	(2)	$—	$—
Total		$14,304		$14,304		$—	$—
Description of Liability:
Options Written Contracts	Pershing	$7,204	(1)	$7,204	(2)	$—	$—
Total		$7,204		$7,204		$—	$—
Millburn Hedge Strategy
Description of Asset:
Futures Contracts	Deutsche Bank	$16,470,126		$(7,050,743	) (2)	$—	$9,419,383
Forward Contracts	Morgan Stanley	12,907,757		(7,496,258	) (2)	—	5,411,499
Total		$29,377,883		$(14,547,001)		$—	$14,830,882
Description of Liability:
Futures Contracts	Deutsche Bank	$7,050,743		$(7,050,743)		$—	$—
Forward Contracts	Morgan Stanley	7,496,258		(7,496,258)		—	—
Total		$14,547,001		$(14,547,001)		$—	$—

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)        Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying Funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

d)        Short Sales – Some Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which a Fund sells securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, a Fund must arrange through a broker to borrow the securities and, in so doing, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

on which a Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Fund is required to pay in connection with a short sale.

e)        Federal Income Tax – The Funds have qualified and/or intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2016, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations and Consolidated Statements of Operations. As of December 31, 2016, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2013-2016 for the Funds) or expected to be taken in 2017 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

f)        Security Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

g)        Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

h)        Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

i)         Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Long/Short	Annually	Annually
Hedged Commodity	Annually	Annually
Hedged Futures	Annually	Annually
Intelligent Alternative	Annually	Annually
Macro Strategy	Annually	Annually
Auctos Multi Strategy	Annually	Annually
Exceed Defined Risk	Annually	Annually
Millburn Hedge Strategy	Annually	Annually
Time Value Trading	Annually	Annually

k)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

l)        Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m)        Redemption Fees and Sales Charges (loads) – A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Insider Long/Short, Hedged Commodity, Hedged Futures, Intelligent Alternative, Macro Strategy, Auctos Multi Strategy, Exceed Defined Risk, Millburn Hedge Strategy and Time Value Trading Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the year or period ended December 31, 2016, there were CDSC fees of $2,073 and $563, paid by shareholders of the Insider Long/Short and Hedged Futures respectively, to the Manager. There were no CDSC fees paid by the shareholders of Hedged Commodity, Intelligent Alternative, Macro Strategy, Auctos Multi Strategy, Exceed Defined Risk, Millburn Hedge Strategy and Time Value Trading.

n)        Foreign currency – Millburn Hedge Strategy has entered into foreign exchange contract agreements with Morgan Stanley. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(2)	INVESTMENT TRANSACTIONS

For the period ended December 31, 2016, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Long/Short	$7,724,185	$8,982,202
Hedged Commodity	41,898,051	1,000,000
Hedged Futures	513,863,360	499,069,382
Intelligent Alternative	1,028,096	1,630,000
Macro Strategy	22,726,911	89,205,542
Auctos Multi Strategy	—	—
Exceed Defined Risk	1,529,293	4,515,125
Millburn Hedge Strategy	852,815,032	114,189,455
Time Value Trading	—	—

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Manager, not the Funds.

The Manager and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “limitation”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

investing in underlying funds; and extraordinary expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. The Manager shall be entitled to reimbursement by a Fund for such waived fess or reimbursed expenses provided that said reimbursement doesn’t cause the Fund’s expenses to exceed the limitation. The Manager may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date of the waiver and/or reimbursement of the particular expense was incurred, if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver.

For the period ended December 31, 2016, the Manager waived management fees and reimbursed expenses. The Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

							Management
							Fees Waived/	Recapture Expires
	Management	Expense Limitation					Expenses	June 30,
Fund	Agreement	Cl A	Cl C	CL I		Expires	Reimbursed	2017	2018	2019
Insider Long/Short	1.25%	1.75%	2.50%	1.50%		10/31/2017	$39,436	$65,251	$75,789	$71,172
Hedged Commodity	1.75%	2.24%	2.99%	1.99%		10/31/2017	5,268	—	—	71,089
Hedged Futures	1.75%	2.24%	2.99%	1.99%		10/31/2017	—	—	—	—
Intelligent Alternative	1.50%	0.60%	1.35%	0.35%		10/31/2017	100,380	—	68,512	100,380
Macro Strategy	1.50%	1.95%	2.70%	1.70%		10/31/2017	99,963	28,118	64,469	92,575
Auctos Multi Strategy	1.75%	2.24%	2.99%	1.99%		10/31/2017	35,830	—	—	73,719
Exceed Defined Risk	1.25%	1.50%	2.25%	1.25%		10/31/2018	32,016	38,845	65,633	69,684
Millburn Hedge Strategy	1.75%	2.14%	2.89%	1.89%	(1)	10/31/2017	3,223	—	—	3,223
Time Value Trading	1.75%	2.24%	2.99%	1.99%		10/31/2017	44,110	—	49,474	86,127

[1]	The expense limitation was 2,24. 2.99 and 1.99 for the Cl A, Cl C and Cl I, respectively, through October 31, 2016.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $500 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The Lead independent Trustee receives an additional $150 per quarter per Fund. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings. Additional information regarding the Trust’s Trustees is available in the Funds’ Statement of Additional Information.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares. Catalyst Mutuals Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Catalyst Mutuals Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), MFund provides the Funds with various management and administrative services. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee which scales downward based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Pursuant to the Services Agreements, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Services Agreement. The amounts due to MFund at December 31, 2016 for management and chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance officers fees payable.”

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Time Value Trading Fund has an affiliated Broker in James I. Black & Company (“James Black”). James Black acted as the broker of record on executions of purchases and sales of the Fund’s portfolio investments. For those services, James Black received $2,724 of brokerage commissions from the Fund for the six months ended December 31, 2016.

For the period ended December 31, 2016, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C
Insider Long/Short	$3,065	$4,563
Hedged Commodity	36,565	24,337
Hedged Futures	1,591,435	1,903,867
Intelligent Alternative	573	1,366
Macro Strategy	21,140	34,336
Auctos Multi Strategy	2,042	2,679
Exceed Defined Risk	2,854	171
Millburn Hedge Strategy	178,724	303,707
Time Value Trading	3,466	1,871

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2016 and June 30, 2015 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
Catalyst Insider Long/Short Fund	$—	$—	$—	$—
Catalyst Hedged Commodity Strategy Fund	—	—	—	—
Catalyst Hedged Futures Strategy Fund	—	26,780,422	—	26,780,422
Catalyst Intelligent Alternative Fund	39,023	521	1,071	40,615
Catalyst Macro Strategy Fund	547,392	648,482	—	1,195,874
Catalyst/Auctos Multi Strategy Fund	—	—	—	—
Catalyst Exceed Defined Risk Fund	815,476	21,767	19	837,262
Catalyst/Millburn Hedge Strategy Fund	—	—	—	—
Catalyst Time Value Trading Fund	473,686	942,659	—	1,416,345

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2015	Income	Capital Gains	Capital	Total
Catalyst Insider Long/Short Fund	$179,743	$69,416	$—	$249,159
Catalyst Hedged Futures Strategy Fund	1,498,027	3,503,747	—	5,001,774
Catalyst Intelligent Alternative Fund	14,361	—	—	14,361
Catalyst Exceed Defined Risk Fund	159,778	—	—	159,778
Catalyst Macro Strategy Fund	398,537	—	—	398,537
Catalyst Time Value Trading Fund	—	—	—	—

As of June 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Catalyst Insider Long/Short Fund	$—	$—	$(72,746)	$(3,100,349)	$—	$429,299	$(2,743,796)
Catalyst Hedged Commodity Strategy Fund	1,151,120	42,571	—	—	—	(6,150)	1,187,541
Catalyst Hedged Futures Strategy Fund	36,671,241	101,579,329	—	—	—	13,597,510	151,848,080
Catalyst Intelligent Alternative Fund	—	—	(72,025)	—	—	(4,694)	(76,719)
Catalyst Macro Strategy Fund	—	—	(27,116,325)	—	—	371,869	(26,744,456)
Catalyst/Auctos Multi Strategy Fund	49,444	—	(243,508)	(112,393)	125,471	216,868	35,882
Catalyst Exceed Defined Risk Fund	—	—	(995,114)	(102,738)	—	(72,602)	(1,170,454)
Catalyst/Millburn Hedge Strategy Fund	10,906,200	3,262,236	—	—	—	6,470,409	20,638,845
Catalyst Time Value Trading Fund	—	—	(636,160)	(11,967,391)	—	—	(12,603,551)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from corporations, mark-to-market on 1256 contracts, open forward foreign contracts and passive foreign investment companies, and adjustments for real estate investment trusts, bonds, partnerships, business development companies and the Funds’ wholly-owned subsidiaries. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and the Funds’ wholly-owned subsidiaries.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Catalyst Insider Long/Short Fund	$72,746
Catalyst Intelligent Alternative Fund	8,478
Catalyst Macro Strategy Fund	1,117,117
Catalyst Exceed Defined Risk Fund	2,494
Catalyst Time Value Trading Fund	56,394

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Catalyst Insider Long/Short Fund	$—
Catalyst Hedged Commodity Strategy Fund	—
Catalyst Hedged Futures Strategy Fund	—
Catalyst Intelligent Alternative Fund	63,547
Catalyst Exceed Defines Risk Fund	992,620
Catalyst/Millburn Hedge Strategy Fund	—
Catalyst Time Value Trading Fund	579,766

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized. At June 30, 2016, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Expiring	Non-Expiring	Non-Expiring
	6/30/2017	Short-Term	Long-Term	Total
Catalyst Insider Long/Short Fund	$—	$3,100,349	$—	$3,100,349
Catalyst Hedged Commodity Strategy Fund	—	—	—	—
Catalyst Hedged Futures Strategy Fund	—	—	—	—
Catalyst Intelligent Alternative Fund	—	—	—	—
Catalyst Macro Strategy Fund	—	—	—	—
Catalyst/Auctos Multi Strategy Fund	—	34,286	78,107	112,393
Catalyst Exceed Defined Risk Fund	—	102,738	—	102,738
Catalyst/Millburn Hedge Strategy Fund	—	—	—	—
Catalyst Time Value Trading Fund	—	4,786,957	7,180,434	11,967,391

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclassification of ordinary and capital gain distributions, paydowns and net operating losses, and adjustments for real estate investment trusts, passive foreign investment companies, partnerships, C-Corporations, non-deductible expense and the capitalization of in lieu of dividend payments, resulted in reclassification for the following Funds for the year ended June 30, 2016, as follows:

	Paid	Undistributed	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Catalyst Insider Long/Short Fund	(432,316)	433,788	(1,472)
Catalyst Hedged Commodity Strategy Fund	—	948,400	(948,400)
Catalyst Hedged Futures Strategy Fund	—	40,086,998	(40,086,998)
Catalyst Intelligent Alternative Fund	(1,071)	2,018	(947)
Catalyst Macro Strategy Fund	(698,339)	1,733,007	(1,034,668)
Catalyst/Auctos Multi Strategy Fund	(668,683)	198,222	470,461
Catalyst Exceeds Defined Risk Fund	(20,094)	20,075	19
Catalyst/Millburn Hedge Strategy Fund	(24,878)	6,884,858	(6,859,980)
Catalyst Time Value Trading Fund	(386,231)	386,184	47

(5)	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Hedged Futures Fund may be directly affected by the performance of the Fidelity Prime Money Market Portfolio, Class I. The Fidelity Prime Money Market Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements. The financial statements of the Fidelity Prime Money Market Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2016, the percentage of the Hedged Futures net assets invested in the Fidelity Prime Money Market Portfolio was 25.7%.

The performance of the Hedged Commodity Futures Fund may be directly affected by the performance of the Fidelity Institutional Government Portfolio, Class I. The Fidelity Institutional Government Portfolio invests at least 80% of its assets in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The financial statements of the Fidelity Institutional Government Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2016, the percentage of the Hedged Futures net assets invested in the Fidelity Institutional Government Portfolio was 39.8%.

(6)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2016, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

Auctos
Owner	Multi-Strategy
LPL Financial, LLC(1)	44%

(1)   These owners are comprised of multiple investors and accounts.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

(7)	INVESTMENTS IN AFFILIATED COMPANIES

Affiliated companies are mutual funds which are advised by CCA. Companies which are affiliates of the Funds’ at June 30, 2016, are noted in the Funds’ Portfolios of Investments. Transactions during the period ended December 31, 2016, with companies which are affiliates are as follows:

		Value - Beginning		Sales	Realized	Unrealized	Dividend	LTCG	Value - End
Fund	Affiliated Holding	of Period	Purchases	Proceeds	Gain/(Loss)	Gain/(Loss)	Income	Distributions	of Period
Hedged Commodity
	TCG Cash Reserve Government Money Market Fund, Inst. Cl.	$1,100,734	$200,000	$—	$—	$—	$2,470	$—	$1,303,204
	TCG Daily Liquidity Government Money Market Fund, Inst. Cl.	1,100,737	200,000	—	—	—	2,474	—	1,303,211
	TCG Liquid Assets Government Money Market Fund, Inst. Cl.	1,100,734	200,000	—	—	—	2,477	—	1,303,211
	TCG Liquidity Plus Government Money Market Fund, Inst. Cl.	1,100,737	200,000	—	—	—	2,480	—	1,303,217
	TCG US Government Advantage Money Market Fund, Inst. Cl.	1,100,732	200,000	—	—	—	2,462	—	1,303,194
	TCG US Government Max Money Market Fund, Inst. Cl.	1,100,731	200,000	—	—	—	2,474	—	1,303,205
	TCG US Government Premier Money Market Fund, Inst. Cl.	1,100,727	200,000	—	—	—	2,479	—	1,303,206
	TCG US Government Primary Liquidity Money Market Fund, Inst. Cl.	1,100,733	200,000	—	—	—	2,447	—	1,303,180
	TCG US Government Select Money Market Fund, Inst. Cl.	1,100,729	200,000	—	—	—	2,516	—	1,303,245
	TCG US Government Ultra Money Market Fund, Inst. Cl.	1,100,739	200,000	—	—	—	2,493	—	1,303,232
		$11,007,333	$2,000,000	$—	$—	$—	$24,772	$—	$13,032,105
Hedged Futures
	TCG Cash Reserve Government Money Market Fund, Inst. Cl.	$26,940,635	$—	$—	$—	$—	$53,292	$—	$26,993,927
	TCG Daily Liquidity Government Money Market Fund, Inst. Cl.	26,940,829	—	—	—	—	53,365	—	26,994,194
	TCG Liquid Assets Government Money Market Fund, Inst. Cl.	26,940,622	—	—	—	—	53,447	—	26,994,069
	TCG Liquidity Plus Government Money Market Fund, Inst. Cl.	26,940,761	—	—	—	—	53,511	—	26,994,272
	TCG US Government Advantage Money Market Fund, Inst. Cl.	26,940,717	—	—	—	—	53,112	—	26,993,829
	TCG US Government Max Money Market Fund, Inst. Cl.	26,940,595	—	—	—	—	53,388	—	26,993,983
	TCG US Government Premier Money Market Fund, Inst. Cl.	26,940,402	—	—	—	—	53,491	—	26,993,893
	TCG US Government Primary Liquidity Money Market Fund, Inst. Cl.	26,940,596	—	—	—	—	52,820	—	26,993,416
	TCG US Government Select Money Market Fund, Inst. Cl.	26,940,486	—	—	—	—	54,260	—	26,994,746
	TCG US Government Ultra Money Market Fund, Inst. Cl.	26,940,859	—	—	—	—	53,750	—	26,994,609
		$269,406,502	$—	$—	$—	$—	$534,436	$—	$269,940,938
Intelligent Alternative
	Catalyst Hedged Commodity Strategy Fund, Inst. Cl.	$156,152	$330,331	$(30,001)	$2,270	$(14,864)	$—	$—	$443,888
	Catalyst Hedged Futures Strategy Fund, Inst. Cl.	286,655	213,845	(40,001)	2,454	(35,187)	44,176	—	471,942
	Catalyst Insider Long/Short Fund, Inst. Cl.	148,155	—	(35,000)	(666)	(9,353)	—	—	103,136
	Catalyst Macro Strategy Fund, Inst. Cl.	167,588	—	(25,000)	—	(60,719)	—	—	81,869
	Catalyst Time Value Trading Fund, Inst. Cl.	152,739	—	(50,000)	(5,244)	(4,775)	—	—	92,720
	Catalyst/Auctos Multi Strategy Fund, Inst. Cl.	251,781	228,165	(10,000)	(20)	(18,977)	3,165	—	454,114
	Catalyst/Millburn Hedge Strategy Fund, Inst. Cl.	234,154	255,755	(40,001)	6,327	25,908	8,447	—	490,590
		$1,397,224	$1,028,096	$(230,003)	$5,121	$(117,967)	$55,788	$—	$2,138,259

Macro Strategy
	TCG Cash Reserve Government Money Market Fund, Inst. Cl.	$1,402,596	$—	$(575,000)	$—	$—	$2,020	$—	$829,616
	TCG Daily Liquidity Government Money Market Fund, Inst. Cl.	1,402,612	—	(575,000)	—	—	2,022	—	829,634
	TCG Liquid Assets Government Money Market Fund, Inst. Cl.	1,402,596	—	(575,000)	—	—	2,026	—	829,622
	TCG Liquidity Plus Government Money Market Fund, Inst. Cl.	1,402,600	—	(575,000)	—	—	2,028	—	829,628
	TCG US Government Advantage Money Market Fund, Inst. Cl.	1,402,604	—	(575,000)	—	—	2,039	—	829,643
	TCG US Government Max Money Market Fund, Inst. Cl.	1,402,590	—	(575,000)	—	—	2,026	—	829,616
	TCG US Government Premier Money Market Fund, Inst. Cl.	1,402,581	—	(575,000)	—	—	2,032	—	829,613
	TCG US Government Primary Liquidity Money Market Fund, Inst. Cl.	1,402,595	—	(575,000)	—	—	2,013	—	829,608
	TCG US Government Select Money Market Fund, Inst. Cl.	1,402,589	—	(575,000)	—	—	2,009	—	829,598
	TCG US Government Ultra Money Market Fund, Inst. Cl.	1,402,608	—	(575,000)	—	—	2,035	—	829,643
		$14,025,971	$—	$(5,750,000)	$—	$—	$20,250	$—	$8,296,221
Auctos Multi Strategy
	TCG Cash Reserve Government Money Market Fund, Inst. Cl.	$901,641	$—	$—	$—	$—	$1,799	$—	$903,440
	TCG Daily Liquidity Government Money Market Fund, Inst. Cl.	901,656	—	—	—	—	1,802	—	903,458
	TCG Liquid Assets Government Money Market Fund, Inst. Cl.	901,643	—	—	—	—	1,804	—	903,447
	TCG Liquidity Plus Government Money Market Fund, Inst. Cl.	901,647	—	—	—	—	1,806	—	903,453
	TCG US Government Advantage Money Market Fund, Inst. Cl.	901,645	—	—	—	—	1,819	—	903,464
	TCG US Government Max Money Market Fund, Inst. Cl.	901,640	—	—	—	—	1,799	—	903,439
	TCG US Government Premier Money Market Fund, Inst. Cl.	901,633	—	—	—	—	1,809	—	903,442
	TCG US Government Primary Liquidity Money Market Fund, Inst. Cl.	901,641	—	—	—	—	1,798	—	903,439
	TCG US Government Select Money Market Fund, Inst. Cl.	901,636	—	—	—	—	1,787	—	903,423
	TCG US Government Ultra Money Market Fund, Inst. Cl.	901,650	—	—	—	—	1,818	—	903,468
		$9,016,432	$—	$—	$—	$—	$18,041	$—	$9,034,473

(8) NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

CATALYST FUNDS
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
December 31, 2016	SEMI-ANNUAL REPORT

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements except the following.

Effective on or about February 26, 2017, the Fund’s investment objective will change to the following: The Fund’s investment objective is capital appreciation and the preservation of capital.

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/16) and held for the entire period through 12/31/16.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning
	Annualized	Account Value	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	07/01/16	Value 12/31/16	During Period *	Value 12/31/16	During Period *

Catalyst Insider Long/Short Fund - Class A	2.50%	$1,000.00	$997.80	$12.59	$1,012.60	$12.68
Catalyst Insider Long/Short Fund - Class C	3.25%	1,000.00	993.30	16.33	1,008.82	16.46
Catalyst Insider Long/Short Fund - Class I	2.25%	1,000.00	998.90	11.34	1,013.86	11.42
Catalyst Hedged Commodity Strategy Fund - Class A	2.20%	1,000.00	957.00	10.85	1,014.12	11.17
Catalyst Hedged Commodity Strategy Fund - Class C	2.96%	1,000.00	954.20	14.58	1,010.28	15.00
Catalyst Hedged Commodity Strategy Fund - Class I	1.94%	1,000.00	958.80	9.58	1,015.43	9.86
Catalyst Hedged Futures Strategy Fund - Class A	2.17%	1,000.00	1,008.00	10.98	1,014.27	11.02
Catalyst Hedged Futures Strategy Fund - Class C	2.91%	1,000.00	1,003.70	14.70	1,010.54	14.75
Catalyst Hedged Futures Strategy Fund - Class I	1.90%	1,000.00	1,008.90	9.62	1,015.63	9.65
Catalyst Intelligent Alternative Fund - Class A	0.60%	1,000.00	973.50	2.98	1,022.18	3.06
Catalyst Intelligent Alternative Fund - Class C	1.35%	1,000.00	970.20	6.70	1,018.40	6.87
Catalyst Intelligent Alternative Fund - Class I	0.65%	1,000.00	975.20	3.24	1,021.93	3.31
Catalyst Macro Strategy Fund - Class A	3.47%	1,000.00	938.50	16.95	1,007.71	17.56
Catalyst Macro Strategy Fund - Class C	4.22%	1,000.00	932.10	20.55	1,003.93	21.32
Catalyst Macro Strategy Fund - Class I	3.22%	1,000.00	939.60	15.74	1,008.97	16.31
Catalyst/Auctos Multi Strategy Fund - Class A	2.24%	1,000.00	997.40	11.28	1,013.91	11.37
Catalyst/Auctos Multi Strategy Fund - Class C	2.99%	1,000.00	990.40	15.00	1,010.13	15.15
Catalyst/Auctos Multi Strategy Fund - Class I	1.99%	1,000.00	1,000.00	10.03	1,015.17	10.11
Catalyst Exceed Defined Risk Fund - Class A	1.53%	1,000.00	1,091.70	8.07	1,017.49	7.78
Catalyst Exceed Defined Risk Fund - Class C	2.28%	1,000.00	1,085.30	11.98	1,013.71	11.57
Catalyst Exceed Defined Risk Fund - Class I	1.27%	1,000.00	1,091.20	6.69	1,018.80	6.46
Catalyst Millburn Hedge Strategy Fund - Class A	2.08%	1,000.00	1,025.60	10.62	1,014.72	10.56
Catalyst Millburn Hedge Strategy Fund - Class C	2.83%	1,000.00	1,021.90	14.42	1,010.94	14.34
Catalyst Millburn Hedge Strategy Fund - Class I	1.83%	1,000.00	1,026.90	9.35	1,015.98	9.30
Catalyst Time Value Trading Fund - Class A	2.24%	1,000.00	1,046.20	11.55	1,013.91	11.37
Catalyst Time Value Trading Fund - Class C	2.99%	1,000.00	1,043.00	15.40	1,010.13	15.15
Catalyst Time Value Trading Fund - Class I	1.99%	1,000.00	1,048.70	10.28	1,015.17	10.11

*	Expenses are equal to the Funds’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

**	Annualized expense ratio does not include interest expenses or dividend expenses.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-866-447-4228. Please read it carefully before you invest or send money.

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust doesn’t jointly market.

CATALYST FUNDS
ADDITIONAL INFORMATION (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

MUTUAL FUND SERIES TRUST
17605 Wright Street, Suite 2
Omaha, NE 68130

MANAGER
Catalyst Capital Advisors, LLC
22 High Street
Huntington, NY 11743

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENT

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 9, 2017